UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04570

Name of Registrant:	Vanguard New York Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—November 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

New York Long-Term Tax-Exempt Fund Investor Shares - VNYTX

New York Long-Term Tax-Exempt Fund Admiral™ Shares - VNYUX

New York Municipal Money Market Fund Investor Shares - VYFXX

New York Tax-Exempt Bond ETF ETF Shares - MUNY

Vanguard New York Long-Term Tax-Exempt Fund

Investor Shares (VNYTX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund outperformed its benchmark.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The Fund’s overweight allocation to lower-quality bonds, its coupon allocation, and its security selection all helped relative returns. Given the rise in yields at the longer end of the curve, however, the Fund’s longer overall duration compared with that of the index detracted slightly.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2015, Through November 30, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg NY Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,217	$10,204	$10,206
2016	$10,401	$10,336	$10,342
2016	$10,612	$10,511	$10,527
2016	$10,024	$9,980	$9,978
2017	$10,247	$10,226	$10,232
2017	$10,544	$10,490	$10,493
2017	$10,681	$10,605	$10,620
2017	$10,602	$10,510	$10,535
2018	$10,534	$10,457	$10,489
2018	$10,656	$10,562	$10,610
2018	$10,696	$10,608	$10,672
2018	$10,652	$10,600	$10,654
2019	$10,941	$10,863	$10,921
2019	$11,388	$11,223	$11,289
2019	$11,741	$11,509	$11,602
2019	$11,650	$11,457	$11,559
2020	$12,106	$11,832	$11,955
2020	$11,738	$11,560	$11,738
2020	$12,014	$11,745	$11,978
2020	$12,202	$11,912	$12,125
2021	$12,194	$11,891	$12,081
2021	$12,513	$12,151	$12,294
2021	$12,608	$12,224	$12,385
2021	$12,610	$12,212	$12,364
2022	$12,185	$11,846	$12,001
2022	$11,538	$11,327	$11,459
2022	$11,216	$11,107	$11,316
2022	$11,248	$11,119	$11,295
2023	$11,356	$11,231	$11,390
2023	$11,553	$11,382	$11,515
2023	$11,525	$11,367	$11,508
2023	$11,812	$11,671	$11,779
2024	$12,142	$11,889	$12,007
2024	$11,975	$11,694	$11,823
2024	$12,404	$12,085	$12,209
2024	$12,612	$12,249	$12,360
2025	$12,570	$12,225	$12,362
2025	$12,137	$11,889	$12,063
2025	$12,262	$12,001	$12,219
2025	$12,872	$12,492	$12,686

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	2.07%	1.08%	2.56%
Bloomberg NY Municipal Bond Index	1.99%	0.96%	2.25%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$5,619
Number of Portfolio Holdings	1,617
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$688

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	7.3%
1 to 3 Years	2.5%
3 to 5 Years	3.8%
5 to 10 Years	11.5%
10 to 20 Years	39.9%
20 to 30 Years	30.7%
Greater than 30 Years	4.3%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Investor Share class was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR76

Vanguard New York Long-Term Tax-Exempt Fund

Admiral™ Shares (VNYUX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard New York Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended November 30, 2025, the Fund outperformed its benchmark.

  At the national level, the performance of the municipal bond market faced intermittent headwinds—especially in December 2024 and the spring of 2025—driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

  The Fund’s overweight allocation to lower-quality bonds, its coupon allocation, and its security selection all helped relative returns. Given the rise in yields at the longer end of the curve, however, the Fund’s longer overall duration compared with that of the index detracted slightly.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2015, Through November 30, 2025

Initial Investment of $50,000

	Admiral Shares	Bloomberg NY Municipal Bond Index	Bloomberg Municipal Bond Index
2015	$50,000	$50,000	$50,000
2016	$51,093	$51,021	$51,032
2016	$52,025	$51,680	$51,710
2016	$53,095	$52,556	$52,635
2016	$50,169	$49,901	$49,890
2017	$51,299	$51,129	$51,162
2017	$52,798	$52,450	$52,465
2017	$53,500	$53,024	$53,100
2017	$53,114	$52,548	$52,676
2018	$52,786	$52,283	$52,443
2018	$53,414	$52,808	$53,049
2018	$53,623	$53,038	$53,360
2018	$53,410	$52,997	$53,271
2019	$54,868	$54,316	$54,607
2019	$57,124	$56,113	$56,446
2019	$58,906	$57,545	$58,012
2019	$58,462	$57,287	$57,794
2020	$60,758	$59,160	$59,773
2020	$58,924	$57,802	$58,692
2020	$60,321	$58,725	$59,889
2020	$61,278	$59,560	$60,623
2021	$61,248	$59,454	$60,406
2021	$62,864	$60,755	$61,471
2021	$63,353	$61,118	$61,923
2021	$63,377	$61,061	$61,818
2022	$61,253	$59,231	$60,007
2022	$58,015	$56,637	$57,295
2022	$56,403	$55,535	$56,578
2022	$56,578	$55,593	$56,477
2023	$57,134	$56,155	$56,948
2023	$58,135	$56,912	$57,576
2023	$58,006	$56,832	$57,542
2023	$59,461	$58,356	$58,896
2024	$61,135	$59,447	$60,034
2024	$60,308	$58,472	$59,115
2024	$62,481	$60,425	$61,045
2024	$63,537	$61,243	$61,799
2025	$63,337	$61,127	$61,812
2025	$61,167	$59,446	$60,313
2025	$61,802	$60,004	$61,093
2025	$64,886	$62,461	$63,428

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	2.12%	1.15%	2.64%
Bloomberg NY Municipal Bond Index	1.99%	0.96%	2.25%
Bloomberg Municipal Bond Index	2.64%	0.91%	2.41%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$5,619
Number of Portfolio Holdings	1,617
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$688

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	7.3%
1 to 3 Years	2.5%
3 to 5 Years	3.8%
5 to 10 Years	11.5%
10 to 20 Years	39.9%
20 to 30 Years	30.7%
Greater than 30 Years	4.3%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR576

Vanguard New York Municipal Money Market Fund

Investor Shares (VYFXX)

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard New York Municipal Money Market Fund (the "Fund") for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$12	0.12%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$3,336
Number of Portfolio Holdings	316
Total Investment Advisory Fees (in thousands)	$821

Distribution by Effective Maturity % of Net Assets (as of November 30, 2025)

1 to 7 Days	92.9%
8 to 30 Days	1.3%
31 to 60 Days	3.0%
91 to 180 Days	0.2%
Over 180 Days	2.7%
Other Assets and Liabilities—Net	(0.1%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Fund was reduced.

This is a summary of certain changes to the Fund since November 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR163

Vanguard New York Tax-Exempt Bond ETF

ETF Shares (MUNY) Cboe BZX Exchange, Inc.

Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about Vanguard New York Tax-Exempt Bond ETF (the "Fund") for the period of May 20, 2025, to November 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5Footnote Reference1	0.10%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

How did the Fund perform during the reporting period?

  From its inception on May 20, 2025, through November 30, 2025, the Fund performed in line with its benchmark.

  The investment objective of this index fund is to seek to track the performance of a benchmark index that measures the investment-grade segment of the New York municipal bond market.

  At the national level, the municipal bond market faced intermittent headwinds in the first part of 2025, driven by elevated issuance, a steepening yield curve, and concerns about tariffs and inflation. The prospect of Federal Reserve rate cuts toward the end of the period, however, helped support demand for munis, which was reflected in stronger cash inflows. Credit fundamentals of most municipal borrowers remained strong, supported by healthy and growing tax revenues.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 20, 2025, Through November 30, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	S&P New York AMT-Free Municipal USD10 Million Par Bond Index	Bloomberg Municipal Bond Index
5/20/25	$10,000	$10,000	$10,000
2025	$10,469	$10,471	$10,518

Average Annual Total Returns

Since Inception 5/20/25
ETF Shares Net Asset Value	4.69%
ETF Shares Market Price	4.94%
S&P New York AMT-Free Municipal USD10 Million Par Bond Index	4.71%
Bloomberg Municipal Bond Index	5.18%

Fund Statistics (as of November 30, 2025)

Fund Net Assets (in millions)	$163
Number of Portfolio Holdings	2,210
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$1

Distribution by Stated Maturity % of Net Assets (as of November 30, 2025)

Less than 1 Year	4.9%
1 to 3 Years	7.5%
3 to 5 Years	8.0%
5 to 10 Years	20.4%
10 to 20 Years	32.5%
20 to 30 Years	23.6%
Greater than 30 Years	3.0%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

ARV046

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
(a) Audit Fees.	$90,000	$54,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$90,000	$54,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2)       No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended November 30, 2025	Fiscal Year Ended November 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$1,514,219	$3,802,420
Tax Fees.	$1,622,344	$1,960,472
All Other Fees.	$25,000	$293,000
Total.	$3,161,563	$6,055,892

(h)       For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended November 30, 2025
Vanguard New York Tax-Exempt Funds
Vanguard New York Municipal Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

Contents
New York Municipal Money Market Fund	1
New York Long-Term Tax-Exempt Fund	14
Report of Independent Registered Public Accounting Firm	49
Tax information	50

New York Municipal Money Market Fund
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tender Option Bond (38.7%)
[1]	Battery Park City Authority Miscellaneous Revenue TOB	2.820%	12/4/2025	2,225	2,225
[1]	Empire State Development Corp. Appropriations Revenue TOB	2.820%	12/4/2025	8,000	8,000
[1]	Empire State Development Corp. Income Tax Revenue TOB	2.950%	12/1/2025	5,625	5,625
[1]	Empire State Development Corp. Income Tax Revenue TOB	2.820%	12/4/2025	2,760	2,760
[1]	Empire State Development Corp. Income Tax Revenue TOB	2.820%	12/4/2025	3,125	3,125
[1]	Empire State Development Corp. Income Tax Revenue TOB	2.820%	12/4/2025	3,880	3,880
[1]	Empire State Development Corp. Intergovernmental Agreement Revenue TOB	2.950%	12/1/2025	4,000	4,000
[1]	Empire State Development Corp. Intergovernmental Agreement Revenue TOB	2.820%	12/4/2025	4,375	4,375
[1]	Empire State Development Corp. Intergovernmental Agreement Revenue TOB	2.820%	12/4/2025	3,750	3,750
[1]	Empire State Development Corp. Lease (Appropriation) Revenue TOB	2.820%	12/4/2025	1,825	1,825
[1,2]	Hempstead NY Industrial Development Agency Health, Hospital, Nursing Home Revenue TOB	2.840%	12/4/2025	18,675	18,675
[1,3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.810%	12/4/2025	15,000	15,000
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.820%	12/4/2025	2,255	2,255
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.820%	12/4/2025	2,915	2,915
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.820%	12/4/2025	1,670	1,670
[1,3]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.820%	12/4/2025	6,250	6,250
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue TOB	2.820%	12/4/2025	4,180	4,180
[1,2]	Islip NY Industrial Development Agency Health, Hospital, Nursing Home Revenue TOB	2.840%	12/4/2025	14,405	14,405
[1,2]	JPMorgan Chase Putters/Drivers Trust TOB VRDP	2.990%	12/4/2025	7,030	7,030
[1]	Local or Guaranteed Housing Revenue TOB	2.820%	12/4/2025	11,430	11,430
[1,2,3]	Long Island Power Authority Electric Power & Light Revenue TOB	2.820%	12/4/2025	2,635	2,635
[1]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue TOB	2.820%	12/4/2025	5,800	5,800
[1,2,4]	Metropolitan Transportation Authority Transit Revenue TOB	2.850%	12/1/2025	13,465	13,465
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB	2.820%	12/4/2025	1,245	1,245
[1,2,3]	Metropolitan Transportation Authority Transit Revenue TOB	2.840%	12/4/2025	3,585	3,585
[1]	Monroe County NY Industrial Development Corp. College & University Revenue TOB	2.820%	12/4/2025	6,895	6,895
[1,2]	Nassau County Industrial Development Agency Revenue TOB	3.000%	12/1/2025	40,470	40,470
[1]	Nassau County NY GO TOB	2.950%	12/1/2025	6,970	6,970
[1]	Nassau County NY GO TOB	2.820%	12/4/2025	2,105	2,105
[1]	Nassau County NY GO TOB	2.820%	12/4/2025	2,530	2,530
[1]	Nassau County NY GO TOB	2.820%	12/4/2025	2,670	2,670
[1]	Nassau County NY GO TOB	2.820%	12/4/2025	2,500	2,500
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.950%	12/1/2025	4,500	4,500
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.820%	12/4/2025	6,315	6,315
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.820%	12/4/2025	5,385	5,385
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.820%	12/4/2025	15,195	15,195
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.820%	12/4/2025	6,155	6,155
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.820%	12/4/2025	9,375	9,375
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.820%	12/4/2025	24,000	24,000
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.820%	12/4/2025	8,355	8,355
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB	2.860%	12/4/2025	13,500	13,500
[1]	New York City Housing Development Corp. Revenue TOB	2.820%	12/4/2025	5,000	5,000
[1]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB	2.820%	12/4/2025	9,570	9,570
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.950%	12/1/2025	6,250	6,250
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.950%	12/1/2025	2,500	2,500
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.810%	12/4/2025	5,480	5,480
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.810%	12/4/2025	3,750	3,750
[1,2]	New York City Municipal Water Finance Authority Water Revenue TOB	2.820%	12/4/2025	32,700	32,700
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.820%	12/4/2025	1,875	1,875
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.820%	12/4/2025	2,100	2,100
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.820%	12/4/2025	2,500	2,500
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.820%	12/4/2025	3,980	3,980
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.820%	12/4/2025	2,830	2,830
[1]	New York City Municipal Water Finance Authority Water Revenue TOB	2.820%	12/4/2025	5,000	5,000
[1]	New York City Transitional Finance Authority Building Aid Appropriations Revenue TOB	2.810%	12/4/2025	33,080	33,080
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.950%	12/1/2025	3,000	3,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.810%	12/4/2025	7,500	7,500
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.810%	12/4/2025	3,285	3,285
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.820%	12/4/2025	4,800	4,800

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.820%	12/4/2025	2,000	2,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.820%	12/4/2025	2,905	2,905
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.820%	12/4/2025	900	900
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.820%	12/4/2025	3,375	3,375
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.820%	12/4/2025	3,000	3,000
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.820%	12/4/2025	2,015	2,015
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.820%	12/4/2025	2,220	2,220
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.820%	12/4/2025	3,290	3,290
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB	2.820%	12/4/2025	6,665	6,665
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.920%	12/1/2025	2,500	2,500
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.920%	12/1/2025	3,330	3,330
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.950%	12/1/2025	2,260	2,260
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.810%	12/4/2025	3,530	3,530
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.820%	12/4/2025	4,110	4,110
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.820%	12/4/2025	9,300	9,300
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.820%	12/4/2025	1,875	1,875
[1]	New York City Transitional Finance Authority Income Tax Revenue TOB	2.820%	12/4/2025	2,810	2,810
[1]	New York City Transitional Finance Authority Sales Tax Revenue TOB	2.810%	12/4/2025	4,630	4,630
[1,2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB	2.840%	12/4/2025	4,000	4,000
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue TOB	2.820%	12/4/2025	1,260	1,260
[1]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue TOB	2.820%	12/4/2025	2,350	2,350
[1]	New York Mortgage Agency Local or Guaranteed Housing Revenue TOB	2.820%	12/4/2025	11,380	11,380
[1]	New York NY Ad Valorem Property Tax Revenue TOB	2.850%	12/1/2025	2,810	2,810
[1]	New York NY Ad Valorem Property Tax Revenue TOB	2.950%	12/1/2025	5,200	5,200
[1]	New York NY Ad Valorem Property Tax Revenue TOB	2.820%	12/4/2025	2,500	2,500
[1,2]	New York NY GO TOB	2.900%	12/1/2025	22,555	22,555
[1]	New York NY GO TOB	2.950%	12/1/2025	6,670	6,670
[1]	New York NY GO TOB	2.950%	12/1/2025	4,685	4,685
[1]	New York NY GO TOB	2.810%	12/4/2025	1,875	1,875
[1,2]	New York NY GO TOB	2.820%	12/4/2025	13,550	13,550
[1,2]	New York NY GO TOB	2.820%	12/4/2025	2,000	2,000
[1]	New York NY GO TOB	2.820%	12/4/2025	2,860	2,860
[1]	New York NY GO TOB	2.820%	12/4/2025	5,800	5,800
[1,2]	New York NY GO TOB	2.820%	12/4/2025	34,375	34,375
[1]	New York NY GO TOB PUT	2.960%	12/4/2025	4,590	4,590
[1]	New York State Dormitory Authority College & University Revenue TOB	2.850%	12/1/2025	3,250	3,250
[1]	New York State Dormitory Authority College & University Revenue TOB	2.820%	12/4/2025	16,875	16,875
[1]	New York State Dormitory Authority College & University Revenue TOB	2.820%	12/4/2025	2,985	2,985
[1]	New York State Dormitory Authority College & University Revenue TOB	2.820%	12/4/2025	1,505	1,505
[1]	New York State Dormitory Authority College & University Revenue TOB	2.820%	12/4/2025	7,375	7,375
[1]	New York State Dormitory Authority College & University Revenue TOB	2.820%	12/4/2025	5,750	5,750
[1]	New York State Dormitory Authority College & University Revenue TOB	2.820%	12/4/2025	2,000	2,000
[1]	New York State Dormitory Authority College & University Revenue TOB	2.820%	12/4/2025	2,500	2,500
[1]	New York State Dormitory Authority College & University Revenue TOB	2.820%	12/4/2025	15,000	15,000
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	2.820%	12/4/2025	4,495	4,495
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB	2.840%	12/4/2025	2,665	2,665
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.920%	12/1/2025	3,180	3,180
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.810%	12/4/2025	7,000	7,000
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.820%	12/4/2025	5,625	5,625
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.820%	12/4/2025	4,130	4,130
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.820%	12/4/2025	3,725	3,725
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.820%	12/4/2025	1,675	1,675
[1]	New York State Dormitory Authority Income Tax Revenue TOB	2.820%	12/4/2025	7,500	7,500
[1]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB	2.820%	12/4/2025	2,500	2,500
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.810%	12/4/2025	17,600	17,600
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.810%	12/4/2025	5,935	5,935
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.820%	12/4/2025	2,355	2,355
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.820%	12/4/2025	1,630	1,630
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.820%	12/4/2025	5,000	5,000
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.820%	12/4/2025	4,690	4,690
[1]	New York State Dormitory Authority Sales Tax Revenue TOB	2.820%	12/4/2025	3,750	3,750
[1,2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	3.000%	12/1/2025	31,350	31,350
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	2.820%	12/4/2025	11,930	11,930
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB	2.820%	12/4/2025	11,240	11,240
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.920%	12/1/2025	18,670	18,670
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.920%	12/1/2025	5,335	5,335
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.950%	12/1/2025	10,000	10,000
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.820%	12/4/2025	8,200	8,200
[1]	New York State Thruway Authority Income Tax Revenue TOB	2.840%	12/4/2025	2,150	2,150
[1]	New York State Thruway Authority Lease (Appropriation) Revenue TOB	2.820%	12/4/2025	13,220	13,220

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Urban Development Corp. Intergovernmental Agreement Revenue TOB	2.820%	12/4/2025	16,875	16,875
[1,2,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.880%	12/1/2025	3,260	3,260
[1,2]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.970%	12/1/2025	25,885	25,885
[1,2,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.820%	12/4/2025	38,565	38,565
[1,2,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.820%	12/4/2025	6,160	6,160
[1,2]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.830%	12/4/2025	3,640	3,640
[1,2,3]	New York Transportation Development Corp. Port, Airport & Marina Revenue TOB	2.840%	12/4/2025	5,060	5,060
[1,2]	New York Transportation Development Corp. Special Facilities Revenue TOB	2.890%	12/4/2025	10,260	10,260
[1]	Onondaga Civic Development Corp. College & University Revenue TOB	2.810%	12/4/2025	4,065	4,065
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.950%	12/1/2025	2,000	2,000
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.820%	12/4/2025	7,500	7,500
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.820%	12/4/2025	1,875	1,875
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.820%	12/4/2025	11,575	11,575
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.830%	12/4/2025	1,750	1,750
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.840%	12/4/2025	1,745	1,745
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.840%	12/4/2025	2,310	2,310
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.840%	12/4/2025	6,665	6,665
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.850%	12/4/2025	7,030	7,030
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.850%	12/4/2025	2,390	2,390
[1]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB	2.850%	12/4/2025	2,625	2,625
[1]	Triborough Bridge & Tunnel Authority College & University Revenue TOB	2.820%	12/4/2025	3,355	3,355
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB	2.820%	12/4/2025	4,555	4,555
[1]	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue TOB	2.820%	12/4/2025	3,845	3,845
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.850%	12/1/2025	18,150	18,150
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.950%	12/1/2025	9,600	9,600
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.950%	12/1/2025	6,610	6,610
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.820%	12/4/2025	1,330	1,330
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.820%	12/4/2025	1,250	1,250
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.820%	12/4/2025	1,565	1,565
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.820%	12/4/2025	8,225	8,225
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.820%	12/4/2025	5,125	5,125
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.820%	12/4/2025	3,375	3,375
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB	2.820%	12/4/2025	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.950%	12/1/2025	10,785	10,785
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.820%	12/4/2025	2,945	2,945
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.820%	12/4/2025	4,000	4,000
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.820%	12/4/2025	3,010	3,010
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.820%	12/4/2025	13,825	13,825
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.820%	12/4/2025	4,025	4,025
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.820%	12/4/2025	3,195	3,195
[1,4]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.820%	12/4/2025	3,880	3,880
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.820%	12/4/2025	3,025	3,025
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.820%	12/4/2025	2,290	2,290
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB	2.820%	12/4/2025	4,820	4,820
[1]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB	2.820%	12/4/2025	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Fuel Sales Tax Revenue TOB	2.820%	12/4/2025	1,875	1,875
[1]	Triborough Bridge & Tunnel Authority New York Payroll Mobility Miscellaneous Taxes Revenue TOB	2.810%	12/4/2025	5,745	5,745
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.850%	12/1/2025	2,000	2,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.950%	12/1/2025	240	240
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.950%	12/1/2025	6,450	6,450
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.950%	12/1/2025	9,375	9,375
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.820%	12/4/2025	3,620	3,620
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.820%	12/4/2025	6,000	6,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.820%	12/4/2025	13,265	13,265
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.820%	12/4/2025	17,275	17,275
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.820%	12/4/2025	3,750	3,750
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.820%	12/4/2025	2,170	2,170
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.820%	12/4/2025	10,000	10,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.820%	12/4/2025	9,805	9,805
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.820%	12/4/2025	7,455	7,455
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB	2.830%	12/4/2025	6,000	6,000
[1]	Utility Debt Securitization Authority Electric Power & Light Revenue TOB	2.820%	12/4/2025	6,560	6,560
Total Tender Option Bond (Cost $1,291,795)					1,291,795
Variable Rate Demand Note (52.2%)
	BlackRock MuniHoldings New York Quality Fund Inc. VRDO VRDP	2.930%	12/4/2025	56,800	56,800
[1]	BlackRock New York Municipal Income Trust VRDO VRDP	2.930%	12/4/2025	67,100	67,100
[2]	Build NYC Resource Corp. Miscellaneous Revenue (Asia Society Project) VRDO	2.840%	12/4/2025	7,800	7,800
[2]	Dutchess County Industrial Development Agency College & University Revenue VRDO	2.840%	12/4/2025	3,900	3,900
	Empire State Development Corp. Income Tax Revenue VRDO	2.790%	12/4/2025	1,295	1,295

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Geneva Industrial Development Agency College & University Revenue VRDO	2.800%	12/4/2025	17,075	17,075
[2]	Long Island Power Authority Electric Power & Light Revenue VRDO	2.700%	12/3/2025	18,750	18,750
[2]	Long Island Power Authority Electric Power & Light Revenue VRDO	2.750%	12/3/2025	40,510	40,510
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	12/1/2025	42,410	42,410
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	12/1/2025	13,850	13,850
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	12/1/2025	320	320
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	12/1/2025	6,550	6,550
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.750%	12/4/2025	7,300	7,300
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	2.790%	12/4/2025	8,500	8,500
[2]	Monroe County Industrial Development Corp. College & University Revenue VRDO	2.910%	12/3/2025	5,050	5,050
[2]	Nassau County Industrial Development Agency Local or Guaranteed Housing Revenue VRDO	2.890%	12/4/2025	8,915	8,915
[2]	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	2.680%	12/3/2025	6,280	6,280
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	15,000	15,000
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	12/3/2025	12,140	12,140
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	12/3/2025	6,800	6,800
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.800%	12/3/2025	7,845	7,845
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.900%	12/3/2025	21,250	21,250
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.900%	12/3/2025	80,950	80,950
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.930%	12/3/2025	3,700	3,700
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.930%	12/3/2025	4,100	4,100
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.950%	12/3/2025	27,700	27,700
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.780%	12/4/2025	29,015	29,015
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.780%	12/4/2025	7,595	7,595
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.790%	12/4/2025	38,500	38,500
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.790%	12/4/2025	11,400	11,400
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.790%	12/4/2025	4,940	4,940
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.820%	12/4/2025	4,900	4,900
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.850%	12/4/2025	26,260	26,260
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.900%	12/4/2025	11,510	11,510
[2]	New York City Industrial Development Agency Auto Parking Revenue (Jamaica First Parking LLC Project) VRDO	2.830%	12/4/2025	3,025	3,025
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.850%	12/1/2025	850	850
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.900%	12/1/2025	5,550	5,550
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.800%	12/1/2025	4,490	4,490
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	6,390	6,390
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	22,835	22,835
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	2,180	2,180
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	4,615	4,615
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	1,250	1,250
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	12/1/2025	48,855	48,855
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	12/1/2025	12,280	12,280
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	12/1/2025	10,205	10,205
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	12/1/2025	7,360	7,360
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.780%	12/4/2025	10,770	10,770
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.780%	12/4/2025	24,690	24,690
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.790%	12/4/2025	10,595	10,595
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.790%	12/4/2025	64,930	64,930
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.790%	12/4/2025	4,200	4,200
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.820%	12/4/2025	10,495	10,495
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	12/1/2025	9,760	9,760
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.790%	12/4/2025	5,390	5,390
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.790%	12/4/2025	1,500	1,500
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.920%	12/4/2025	29,975	29,975
[2]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	2.780%	12/4/2025	8,590	8,590
	New York City Trust for Cultural Resources Recreational Revenue VRDO	2.740%	12/4/2025	60,780	60,780
[2]	New York Liberty Development Corp. Industrial Revenue VRDO	2.790%	12/4/2025	37,300	37,300
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	5,320	5,320
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	29,350	29,350
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	35,525	35,525
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.800%	12/3/2025	25,000	25,000
[2]	New York NY GO VRDO	2.850%	12/1/2025	1,860	1,860
	New York NY GO VRDO	2.850%	12/1/2025	3,335	3,335
	New York NY GO VRDO	2.850%	12/1/2025	32,645	32,645
	New York NY GO VRDO	2.850%	12/1/2025	6,460	6,460
[2]	New York NY GO VRDO	2.900%	12/1/2025	1,470	1,470
[2]	New York NY GO VRDO	2.900%	12/1/2025	4,000	4,000
	New York NY GO VRDO	2.900%	12/1/2025	3,200	3,200
	New York NY GO VRDO	2.900%	12/1/2025	14,575	14,575
[2]	New York NY GO VRDO	2.700%	12/4/2025	36,160	36,160
[2]	New York NY GO VRDO	2.750%	12/4/2025	8,225	8,225

New York Municipal Money Market Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New York NY GO VRDO	2.780%	12/4/2025	5,880	5,880
	New York State Dormitory Authority College & University Revenue VRDO	2.790%	12/4/2025	18,515	18,515
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/3/2025	5,250	5,250
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	2.810%	12/4/2025	7,780	7,780
[2]	New York State Energy Research & Development Authority Electric Power & Light Revenue VRDO	2.600%	12/3/2025	4,150	4,150
[2]	New York State Energy Research & Development Authority Electric Power & Light Revenue VRDO	2.750%	12/3/2025	10,800	10,800
[2]	New York State Energy Research & Development Authority Electric Power & Light Revenue VRDO	2.800%	12/3/2025	3,700	3,700
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.850%	12/1/2025	900	900
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	12/1/2025	7,500	7,500
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	12/1/2025	24,140	24,140
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	40,000	40,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	31,850	31,850
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	1,925	1,925
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	12/3/2025	26,925	26,925
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	12/3/2025	65,800	65,800
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.920%	12/3/2025	5,000	5,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.930%	12/3/2025	5,000	5,000
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.930%	12/3/2025	20,000	20,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.950%	12/3/2025	9,310	9,310
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.970%	12/3/2025	1,100	1,100
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.970%	12/3/2025	17,705	17,705
[2]	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.800%	12/3/2025	5,290	5,290
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.840%	12/4/2025	10,000	10,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.860%	12/4/2025	50,800	50,800
[1]	Nuveen New York Quality Municipal Income Fund VRDO VRDP	2.950%	12/4/2025	68,500	68,500
[2]	Oneida County Industrial Development Agency Industrial Revenue VRDO	2.850%	12/4/2025	6,820	6,820
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.850%	12/1/2025	4,600	4,600
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.850%	12/1/2025	3,635	3,635
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.900%	12/1/2025	4,300	4,300
[2]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.750%	12/3/2025	14,275	14,275
[2]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.790%	12/4/2025	15,665	15,665
Total Variable Rate Demand Note (Cost $1,739,110)					1,739,110
Other Municipal Security (3.8%)
	Commack NY Union Free School District GO	4.000%	6/24/2026	10,000	10,082
	Hauppauge Union Free School District BAN GO	3.750%	6/26/2026	10,500	10,538
	Ithaca City School District BAN GO	4.000%	7/10/2026	7,500	7,543
	Jericho Union Free School District GO	3.750%	5/21/2026	7,000	7,040
[6]	New Rochelle NY BAN GO	4.000%	12/9/2026	5,000	5,071
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	1,400	1,431
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	4,575	4,677
[7]	New York City Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 0.040%	2.830%	12/4/2025	15,000	15,000
[7]	New York City Trust for Cultural Resources Miscellaneous Revenue, SIFMA Municipal Swap Index Yield + 0.040%	2.830%	12/4/2025	13,100	13,100
	North Hempstead NY BAN GO	3.750%	9/18/2026	15,000	15,142
	Pittsford Central School District BAN GO	3.750%	6/26/2026	7,920	7,949
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2026	2,700	2,706
	Webster Central NY School District BAN GO	4.000%	7/16/2026	15,000	15,087
	Williamsville Central School District BAN GO	3.750%	6/4/2026	12,000	12,069
Total Other Municipal Security (Cost $127,435)					127,435
Non-Financial Company Commercial Paper (5.4%)
	New York Power Authority CP	2.720%	12/2/2025	10,000	10,000
	New York Power Authority CP	2.700%	12/4/2025	28,278	28,278
	New York Power Authority CP	2.640%	12/11/2025	42,250	42,250
	New York State Dormitory Authority CP	2.640%	1/14/2026	37,800	37,800
	New York State Dormitory Authority CP	2.680%	1/14/2026	35,000	35,000

New York Municipal Money Market Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority CP	2.680%	1/22/2026	26,205	26,205
Total Non-Financial Company Commercial Paper (Cost $179,533)				179,533
Total Investments (100.1%) (Cost $3,337,873)				3,337,873
Other Assets and Liabilities—Net (-0.1%)				(1,755)
Net Assets (100%)				3,336,118
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $1,488,195, representing 44.6% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
BAN—Bond Anticipation Note.
CP—Commercial Paper.
GO—General Obligation Bond.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $3,337,873)	3,337,873
Investment in Vanguard	79
Receivables for Investment Securities Sold	18,316
Receivables for Accrued Income	11,071
Receivables for Capital Shares Issued	3,447
Other Assets	680
Total Assets	3,371,466
Liabilities
Due to Custodian	586
Payables for Investment Securities Purchased	33,159
Payables for Capital Shares Redeemed	659
Payables for Distributions	795
Payables to Vanguard	149
Total Liabilities	35,348
Net Assets	3,336,118
At November 30, 2025, net assets consisted of:

Paid-in Capital	3,336,076
Total Distributable Earnings (Loss)	42
Net Assets	3,336,118

Net Assets
Applicable to 3,335,769,174 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,336,118
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Interest	90,235
Total Income	90,235
Expenses
The Vanguard Group—Note B
Investment Advisory Services	821
Management and Administrative	2,818
Marketing and Distribution	211
Custodian Fees	33
Auditing Fees	26
Shareholders’ Reports and Proxy Fees	36
Trustees’ Fees and Expenses	2
Other Expenses	17
Total Expenses	3,964
Expenses Paid Indirectly	(33)
Net Expenses	3,931
Net Investment Income	86,304
Realized Net Gain (Loss) on Investment Securities Sold	42
Net Increase (Decrease) in Net Assets Resulting from Operations	86,346

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	86,304	100,521
Realized Net Gain (Loss)	42	14
Net Increase (Decrease) in Net Assets Resulting from Operations	86,346	100,535
Distributions
Total Distributions	(86,323)	(100,594)
Capital Share Transactions (at $1.00 per share)
Issued	2,730,310	2,826,198
Issued in Lieu of Cash Distributions	76,442	88,703
Redeemed	(2,810,653)	(2,524,781)
Net Increase (Decrease) from Capital Share Transactions	(3,901)	390,120
Total Increase (Decrease)	(3,878)	390,061
Net Assets
Beginning of Period	3,339,996	2,949,935
End of Period	3,336,118	3,339,996

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income[1]	.0260	.0322	.0310	.0080	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	(.0002)	(.0002)	—
Total from Investment Operations	.0260	.0322	.0308	.0078	.0001
Distributions
Dividends from Net Investment Income	(.0260)	(.0322)	(.0308)	(.0078)	(.0001)
Distributions from Realized Capital Gains	—	(.0000)[2]	(.0000)[2]	(.0000)[2]	—
Total Distributions	(.0260)	(.0322)	(.0308)	(.0078)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.63%	3.27%	3.13%	0.78%	0.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,336	$3,340	$2,950	$2,187	$1,944
Ratio of Total Expenses to Average Net Assets[4]	0.12%[5]	0.16%[5]	0.16%[5]	0.15%[5]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.60%	3.22%	3.10%	0.80%	0.01%
1	Calculated based on average shares outstanding.
2	Distribution was less than $0.0001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.16% for the years ended November 30, 2022 and 2021. For the years ended November 30, 2025, 2024, and 2023 there were no expense reductions.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%, 0.16%, 0.16%, and 0.15%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Municipal Money Market Fund
Notes to Financial Statements
Vanguard New York Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Certain short-term debt instruments may be valued on the basis of amortized cost provided that the amortized cost of the debt reflects its fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $79,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $33,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

New York Municipal Money Market Fund
At November 30, 2025, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	837
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	(795)
Total	42
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	86,274	100,531
Ordinary Income*	38	22
Long-Term Capital Gains	11	41
Total	86,323	100,594
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,337,873
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
F.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $179,395,000 and sales were $124,300,000, resulting in net realized gain (loss) of $0.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its

New York Municipal Money Market Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.9%)
New York (98.5%)
	Albany Capital Resource Corp. Charter School Aid Revenue (KIPP Capital Region Public Charter School Project)	4.750%	6/1/2054	1,200	1,135
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2041	1,500	1,677
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2042	1,000	1,107
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2043	2,250	2,468
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2044	2,500	2,715
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2045	2,375	2,564
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	5/1/2050	3,805	3,997
	Albany Capital Resource Corp. Health, Hospital, Nursing Home Revenue	5.500%	5/1/2055	5,135	5,531
[1]	Amherst Development Corp. Local or Guaranteed Housing Revenue	4.000%	10/1/2042	1,130	1,095
	Babylon NY GO	2.375%	12/1/2028	1,000	970
	Babylon NY GO	2.375%	12/1/2029	1,025	985
	Babylon NY GO	2.625%	12/1/2030	1,050	1,018
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2053	5,000	5,270
	Blind Brook-Rye Union Free School District GO	2.250%	10/15/2033	2,000	1,804
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	650	721
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,000	1,089
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	3.375%	10/1/2040	2,000	1,827
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/2045	7,600	7,288
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jefferson Ferry Project)	5.250%	11/1/2031	675	686
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/2029	375	378
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/2030	5,990	6,079
[2]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	3.000%	7/15/2043	1,225	956
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2031	10,890	8,832
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2032	2,150	1,673
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2033	5,615	4,184
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2034	3,315	2,367
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2035	2,490	1,700
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2045	5,735	2,122
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/2046	2,000	692
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2031	735	734
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2036	3,655	3,591
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2041	3,450	3,188
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (Good Shepherd Village at Endwell Inc. Project)	4.000%	7/1/2047	4,570	3,885
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2035	3,200	3,052
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2037	865	796
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2045	5,865	4,617
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	3.000%	4/1/2050	5,000	3,654
[2]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue (United Health Services Hospitals Inc. Project)	4.000%	4/1/2050	2,000	1,787
	Buffalo & Erie County Industrial Land Development Corp. College & University Revenue (Canisius University Project)	6.375%	5/1/2055	3,000	3,148
[2]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/2035	15	15
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2031	100	100
	Build NYC Resource Corp. Charter School Aid Revenue (Academic Leadership Charter School Project)	4.000%	6/15/2036	400	391
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.000%	7/1/2035	550	562
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	5.625%	7/1/2045	1,000	994
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Bold Charter School Project)	6.000%	7/1/2060	1,000	1,005
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2042	2,350	2,393
[3]	Build NYC Resource Corp. Charter School Aid Revenue (East Harlem Scholars Academy Charter School Project)	5.750%	6/1/2062	5,050	4,914

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2035	540	579
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2052	5,795	5,852
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2057	3,000	3,021
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2031	1,980	1,941
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2041	3,750	3,272
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2051	8,095	6,308
[3]	Build NYC Resource Corp. Charter School Aid Revenue (New York Preparatory Charter School Project)	4.000%	6/15/2056	3,450	2,602
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	4.000%	6/1/2031	2,595	2,426
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/2036	565	533
[3]	Build NYC Resource Corp. Charter School Aid Revenue (Richmond Preparatory Charter School Project)	5.000%	6/1/2041	600	536
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2036	1,660	1,789
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	5.000%	9/1/2037	1,475	1,581
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2042	1,175	1,130
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2043	880	836
	Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2044	1,000	941
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2029	1,890	1,891
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/2033	2,910	2,911
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/2045	185	151
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/2039	2,045	1,874
[3]	Build NYC Resource Corp. Economic Development Revenue (Consortium for Worker Education Inc. Project)	5.000%	12/1/2049	3,410	2,779
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.000%	12/1/2041	1,640	1,778
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.375%	12/1/2046	2,015	2,179
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.500%	12/1/2051	4,650	4,954
	Build NYC Resource Corp. Miscellaneous Revenue (Resource Institute Project)	5.500%	12/1/2056	5,800	6,160
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/2026	85	86
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	5.000%	7/1/2027	75	77
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	3.000%	7/1/2039	550	502
	Build NYC Resource Corp. Miscellaneous Revenue (The Children's Aid Society Project)	4.000%	7/1/2044	975	916
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/2031	1,455	1,347
[3]	Build NYC Resource Corp. Private Schools Revenue TOB VRDO	2.880%	12/4/2025	6,110	6,110
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.500%	7/1/2040	1,100	1,135
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	4.750%	7/1/2043	2,100	2,150
[3]	Clinton County Capital Resource Corp. Miscellaneous Revenue (Cves Boces Project)	5.000%	7/1/2046	900	934
[3]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.000%	12/1/2025	57,900	57,900
	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/2040	3,220	3,294
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2028	600	634
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2029	500	539
	Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/2052	3,000	3,062
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2037	1,750	1,993
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2038	3,495	3,946
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2042	3,470	3,769
	Dutchess County Local Development Corp. College & University Revenue (Marist University Project)	5.000%	7/1/2043	4,290	4,614
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2026	300	303
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2027	805	814
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2028	950	960
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	500	505
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2029	250	261
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	605	611
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2030	220	230
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	950	960
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2031	1,170	1,223
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	240	242
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2032	450	469
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	1,290	1,302
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2033	1,400	1,457

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2034	1,390	1,444
	Dutchess County Local Development Corp. College & University Revenue (The Culinary Institute of America Project)	5.000%	7/1/2036	145	146
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2033	565	583
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2034	275	283
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2035	1,200	1,234
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/2042	8,385	8,506
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	100	101
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	1,810	1,639
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	570	515
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2044	1,805	1,650
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	5,005	4,401
[1]	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/2049	1,000	913
	East Hampton NY GO	2.125%	8/15/2035	1,000	859
	East Meadow Union Free School District GO	2.000%	6/15/2036	1,110	922
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	4,200	4,329
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	3,500	3,563
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	1,000	1,034
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	2,830	3,040
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	2,885	2,915
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	2,050	1,816
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	11,195	11,827
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	2,830	2,924
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	1,255	1,319
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	2,000	2,089
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	5,900	6,077
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	2,000	1,910
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	4,100	3,861
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	4,750	4,473
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	4,000	3,029
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	1,800	1,363
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2052	1,500	1,382
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2041	10,200	11,154
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2043	5,875	6,302
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	2,640	2,741
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2053	6,710	6,957
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	505	513
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2039	1,340	1,419
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2040	925	975
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2041	3,065	3,215
	Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2042	5,000	4,241
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	11,295	10,930
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	1,000	954
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	10,320	9,719
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	2,500	2,356
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	5,245	4,900
[4]	Freddie Mac Pool	3.310%	1/1/2028	1,000	992
[5]	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/1/2050	2,480	2,552
[5]	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.500%	12/1/2055	3,780	3,958
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/2042	500	506
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2029	400	426
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2030	200	217
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/2032	250	275
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	2/1/2034	350	369
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	4.000%	2/1/2039	1,800	1,801
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2039	460	462
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2040	1,430	1,424
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/2041	555	543
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2027	1,740	1,780
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	1,775	1,776
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2030	1,340	1,376
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2031	600	615
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2032	370	379
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2034	810	827
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2037	1,890	1,921
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2038	435	441
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2038	870	891
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2039	1,350	1,368
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	29,950	30,390

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2043	7,305	7,275
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	1,275	1,229
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	3,000	3,035
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/2047	4,000	2,820
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/2042	1,000	823
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/2047	1,875	1,426
	Kings Park Central School District GO	2.400%	7/15/2029	1,495	1,439
[2]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/2027	15,905	15,172
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	2,285	2,413
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	2,150	2,262
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	2,315	2,366
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	2,150	2,256
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2039	750	764
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	5,000	5,233
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2040	4,250	3,761
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	4,000	4,440
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	7,500	7,675
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	3,225	3,446
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2043	4,000	4,325
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2049	2,795	2,927
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2050	9,650	10,154
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	6,540	6,795
	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/2054	990	1,053
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	14,415	14,226
	Long Island Power Authority Electric Power & Light Revenue PUT	5.000%	9/1/2027	3,895	3,986
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	6,035	5,981
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	3,820	3,884
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2031	4,350	4,310
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2032	75	78
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.125%	11/15/2033	1,045	1,029
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2033	10,100	10,217
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	3.500%	11/15/2034	1,000	1,001
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2034	1,055	1,075
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2036	2,930	2,979
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2040	400	403
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	14,440	14,675
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2043	9,615	9,388
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	1,000	1,080
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	1,165	1,246
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	520	556
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	700	745
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	850	885
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2046	1,000	954
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	3,000	3,149
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	1,300	1,214
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	2,410	2,516
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	9,490	9,899
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	14,395	13,319
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	7,000	7,446
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	11,095	9,572
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	1,210	975
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	2,240	2,111
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	1,650	1,740
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	6,695	5,919
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	500	398
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2032	5,500	5,570
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	500	382
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	4,250	4,880
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2034	3,580	4,111
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2035	5,000	5,027
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	3,760	4,300
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	2,870	3,295
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	4,015	3,642
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	2,500	2,844
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/2037	2,910	2,606
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	3,665	4,069
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	5,000	5,606
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2038	700	587

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	1,250	1,376
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	2,270	2,466
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	1,685	1,452
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	5,000	4,884
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	1,930	2,082
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	2,000	2,171
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,900	2,745
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,000	1,929
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	2,755	2,641
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	1,575	1,686
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	2,000	2,153
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	2,530	2,390
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	1,800	1,703
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	7,000	6,479
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	8,270	7,746
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	1,000	940
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	1,840	1,941
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	2,725	2,503
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	3,745	3,440
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	1,000	923
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	2,400	2,188
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	5,000	4,586
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	5,000	5,189
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	5,000	5,400
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	1,285	1,162
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	8,360	7,659
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	2,600	2,342
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	9,710	10,224
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	4,790	4,274
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2053	680	603
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2054	1,000	893
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	6,125	6,441
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	2,775	3,003
[1,3]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.910%	12/4/2025	6,000	6,000
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	12/1/2025	10,160	10,160
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	12/1/2025	9,000	9,000
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	2.850%	12/1/2025	6,100	6,100
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	2.750%	12/4/2025	11,500	11,500
[6]	Metropolitan Transportation Authority Transit Revenue VRDO	2.790%	12/4/2025	3,225	3,225
	Middle Country Central School District at Centereach GO	3.000%	8/15/2032	3,250	3,250
	Monroe County Industrial Development Corp. College & University Revenue	5.000%	10/1/2031	925	948
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue	4.720%	1/1/2044	11,458	11,839
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,061
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,061
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College of Rochester Project)	5.000%	10/1/2032	860	880
	Monroe County NY Industrial Development Corp. College & University Revenue (Nazareth College of Rochester Project)	4.000%	10/1/2047	1,205	1,025
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.000%	6/1/2043	1,810	1,922
	Monroe County NY Industrial Development Corp. College & University Revenue (St. John Fisher University Project)	5.250%	6/1/2049	1,275	1,358
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2036	1,000	1,027
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	16,100	14,690
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	4,230	4,387
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	190	193
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2029	100	107
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2030	100	108
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2032	535	574
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2034	1,000	1,063
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2036	2,800	2,797

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2037	3,880	3,390
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	3.000%	12/1/2040	6,430	5,291
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	4.000%	12/1/2046	9,885	8,656
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	5.000%	12/1/2032	100	101
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/2033	300	292
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (The Rochester General Hospital Project)	3.750%	12/1/2035	100	97
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,507
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,690	1,698
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,565	1,572
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,750	1,756
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,003
[2,3]	Nassau County NY Ad Valorem Property Tax Revenue TOB VRDO	2.990%	12/4/2025	9,330	9,330
	Nassau County NY GO	5.000%	10/1/2036	5,685	5,890
	Nassau County NY GO	4.000%	4/1/2040	1,525	1,545
	Nassau County NY GO	5.000%	4/1/2041	1,500	1,653
	Nassau County NY GO	5.000%	4/1/2042	1,500	1,636
	Nassau County NY GO	5.000%	4/1/2043	1,220	1,316
	Nassau County NY GO	4.000%	4/1/2051	2,000	1,858
	Nassau County NY GO	4.000%	4/1/2054	5,000	4,620
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/2041	2,245	2,376
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/2036	3,100	3,291
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/2037	2,850	3,011
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2037	1,000	1,145
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2038	1,045	1,184
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2039	1,260	1,417
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2040	1,960	2,175
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2041	1,555	1,707
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/2042	1,215	1,320
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/2045	1,500	1,193
	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/2045	640	615
[6]	New York City Health & Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	2.680%	12/3/2025	10,800	10,800
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/2028	1,720	1,698
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/2028	2,710	2,675
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/2029	2,950	2,941
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/2029	1,415	1,413
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/2030	1,110	1,111
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/2030	1,695	1,697
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/2030	3,000	3,001
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/2031	500	448
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/2031	1,125	1,126
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2031	940	916
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/2031	1,435	1,417
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	1.800%	5/1/2032	1,700	1,512
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/2033	545	545
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	11/1/2034	760	731
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.000%	11/1/2035	750	633
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/2036	2,000	1,676
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2036	4,510	3,836
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/2037	2,100	1,893
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.300%	11/1/2038	1,185	1,217
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/2039	1,090	913
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2039	3,920	3,550
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/2040	1,200	923
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	11/1/2040	3,640	2,894
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.750%	11/1/2040	2,045	2,130
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	500	384
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/2041	7,000	5,332
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.450%	8/1/2043	1,000	1,003
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2044	12,245	10,089
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.350%	11/1/2044	2,000	1,988
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.450%	11/1/2045	890	635
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.550%	11/1/2045	9,000	6,563
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	11/1/2045	1,700	1,746
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.050%	11/1/2045	250	259

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/2046	2,000	1,384
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/2046	4,000	2,896
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	8/1/2047	2,500	1,983
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2048	7,425	6,838
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/2049	3,210	2,727
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/2049	3,365	3,081
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/2050	3,800	3,138
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/2050	4,300	2,933
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	11/1/2050	3,625	2,596
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/2051	5,000	3,443
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/2051	11,400	8,737
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/2051	1,000	655
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	11/1/2052	1,000	822
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	11/1/2054	2,160	1,563
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/2054	5,465	4,639
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/2055	1,500	973
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/2055	4,070	2,891
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.250%	11/1/2055	750	768
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/2056	1,080	724
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/2056	2,000	1,266
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/2059	10,870	8,278
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/2060	2,500	1,608
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/2061	2,000	1,235
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	2,990	3,056
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/2026	8,755	8,736
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/2026	5,050	5,045
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/2026	7,660	7,657
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	6,250	6,251
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	2,000	2,020
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	10,710	10,783
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	5,800	5,866
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	3,605	3,670
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	8,595	8,619
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	1,290	1,296
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	1,965	1,969
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	4,305	4,363
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	2,480	2,528
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	2,415	2,317
[6]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.900%	12/3/2025	7,240	7,240
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.750%	12/4/2025	3,700	3,700
[7]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.750%	12/4/2025	700	700
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2033	6,160	6,095
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2034	3,255	3,194
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2035	1,705	1,642
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2036	3,000	2,852
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2037	5,585	5,236
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	2.000%	1/1/2038	3,640	2,829
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2039	5,045	4,572
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2040	3,665	3,231
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Queens Baseball Stadium Project)	3.000%	1/1/2046	8,820	6,780
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	750	815
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2031	1,500	1,559
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2032	2,780	2,879
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	2,250	2,155
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	590	482
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	4,000	3,705
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	2,565	2,335
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	8,035	7,656
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	7,750	7,229
[2]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	10,000	7,454
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	15,000	10,909
[2]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/2029	625	595
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2034	5,285	3,945
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2035	4,450	3,177
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2040	595	321
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2041	660	335
[2]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/2047	270	95
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	5,000	5,915
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	6,000	7,118

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	3,055	3,094
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	2,250	2,610
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	12,500	12,836
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	3,700	4,256
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	5,500	5,829
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,900	4,149
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	1,100	1,162
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	10,130	10,437
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	3,500	3,697
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	4,740	4,741
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	1,375	1,475
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	6,535	5,231
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	3,400	3,592
[5]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	3,005	3,249
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	11,620	11,057
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	780	795
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	2,920	3,077
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	1,700	1,797
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	13,740	11,658
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	2,120	1,815
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	2,000	2,096
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	1,000	918
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	500	459
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,200	896
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	1,125	840
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	2,250	2,076
[5]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	5,000	5,236
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	2,000	1,480
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	5,000	5,198
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	22,695	20,843
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	14,500	15,089
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	2,215	2,348
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2053	440	457
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	5,000	5,286
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	4,040	4,284
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	7,250	6,647
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2054	2,750	2,648
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	7,335	7,740
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	10,000	10,573
[5]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	15,000	15,586
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	25,425	26,988
[5]	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	15,000	15,961
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	3,300	3,300
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	7,050	7,050
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	2,050	2,050
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	12/1/2025	13,350	13,350
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.750%	12/4/2025	21,190	21,190
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	2,820	2,982
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	5,000	5,236
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	5,000	5,122
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	4,000	4,178
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2038	2,500	2,314
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2040	4,470	4,509
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	7,255	7,206
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2046	750	713
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2047	1,840	1,407
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	1,910	2,018
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	2,500	2,636
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	3,000	3,157
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	5,000	5,262
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	8,000	8,356
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	575	601
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2038	3,000	3,125
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	17,795	18,228
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	19,985	20,471
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	12,205	12,448
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	7,510	6,421
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	725	634
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	8,610	9,650
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	2,945	3,268

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	3,500	3,884
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	1,830	2,006
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	3,500	3,837
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	1,805	1,957
	New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2043	2,330	2,527
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	1,805	1,967
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	4,385	4,955
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	1,000	1,135
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	1,370	1,565
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,500	6,351
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	5,000	5,773
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	1,525	1,770
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	5,500	5,622
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	1,540	1,786
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	2,750	2,893
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2035	2,010	2,064
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	4,445	5,210
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	1,335	1,552
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	2,300	2,350
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	2,500	2,558
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	2,565	2,986
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	4,000	4,490
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	5,000	5,725
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	4,895	5,639
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	2,405	2,770
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	4,000	4,608
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	9,495	10,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	2,310	2,650
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	6,015	5,617
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	690	703
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2037	1,000	1,021
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	1,520	1,717
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	4,810	5,464
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	1,090	1,110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	2,000	2,121
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	1,870	2,109
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	4,255	4,851
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	3,000	3,035
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2038	465	472
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	2,000	2,259
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	4,965	5,076
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	2,500	2,788
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	5,000	5,129
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	3,000	3,123
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	2,600	2,607
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	5,000	5,251
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	17,290	17,886
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	1,415	1,541
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	10,110	10,493
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	2,275	2,281
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	535	588
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	415	412
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	3,325	3,590
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,770	1,915
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	2,630	2,883
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	1,000	1,096
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	5,000	4,298
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	10,715	10,940
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	1,760	1,884
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	2,520	2,728
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	3,050	3,325
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	5,470	5,338
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/2042	3,500	3,782
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2042	5,000	5,416
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	1,975	1,916
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	1,195	1,159
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	1,695	1,799
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,125	2,284
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	2,600	2,803
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	4,000	4,333

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	540	564
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	2,800	2,982
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	2,820	2,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	2,040	1,922
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	4,765	4,490
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	2,885	2,749
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	2,400	2,255
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/2045	3,900	4,201
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	5,855	4,576
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2046	2,000	1,890
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	1,240	1,297
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	2,515	2,641
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	1,695	1,804
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	2,500	2,675
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	1,200	914
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	4,760	4,440
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	3,800	4,055
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	6,440	7,014
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	1,735	1,577
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	6,190	5,626
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	3,840	3,534
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	10,000	9,115
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2052	6,425	6,811
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	8,255	7,514
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	5,000	5,416
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	5,000	5,277
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	14,000	14,807
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.950%	12/1/2025	8,600	8,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.850%	12/1/2025	4,500	4,500
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.700%	12/4/2025	1,330	1,330
[6]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.790%	12/4/2025	11,300	11,300
[3]	New York City Transitional Finance Authority Income Tax Revenue TOB VRDO	2.850%	12/1/2025	2,815	2,815
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2029	350	381
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2031	1,020	1,112
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2035	490	528
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2037	2,255	2,411
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2038	2,070	2,205
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/2039	605	642
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2041	6,000	3,026
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2044	11,075	4,654
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2051	6,365	1,897
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/2035	5,595	5,685
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/2041	585	586
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	2.450%	6/1/2042	405	404
	New York Energy Finance Development Corp. Electric Power & Light Revenue PUT	5.000%	12/1/2033	45,000	48,207
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/2043	3,000	2,481
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/2050	8,000	6,061
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/2052	3,600	2,668
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/2052	3,655	2,963
[3]	New York Liberty Development Corp. Industrial Revenue	5.150%	11/15/2034	6,610	6,616
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/2037	8,306	9,974
[8]	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/2069	15,325	14,517
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/2069	13,025	12,268
	New York Liberty Development Corp. Industrial Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/2069	11,280	10,550
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	3,175	2,453
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,170	1,008
[2]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,120	972
[1]	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	1,205	1,046
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	14,000	10,553
	New York Liberty Development Corp. Lease (Appropriation) Revenue	1.900%	11/15/2031	1,000	898
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/2034	4,000	3,500
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/2035	3,750	3,253
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/2036	3,570	3,071
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/2041	10,900	8,702
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	17,025	12,507
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	3,180	2,360
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/2046	3,780	2,805
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	12,960	9,475
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/2051	8,150	5,980
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/2035	14,000	16,412

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.650%	10/1/2034	750	697
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	275	231
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.200%	10/1/2036	1,500	1,262
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.400%	10/1/2038	1,295	1,231
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.100%	10/1/2040	2,300	2,316
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/2041	1,250	982
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.750%	10/1/2043	3,150	2,935
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.450%	10/1/2043	1,500	1,515
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/2043	3,000	3,049
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.850%	10/1/2044	1,350	1,084
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.400%	10/1/2044	5,000	4,984
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.450%	10/1/2045	5,000	3,665
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	10/1/2045	2,375	2,335
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.550%	10/1/2045	2,500	2,491
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	2.700%	10/1/2047	3,490	2,504
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.500%	10/1/2047	480	480
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.800%	10/1/2048	5,645	5,047
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	5.000%	10/1/2048	985	1,017
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.600%	10/1/2049	2,500	2,480
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.000%	4/1/2050	4,535	4,438
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	3.250%	10/1/2051	6,180	6,092
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	4.650%	10/1/2053	1,500	1,502
[5]	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue	6.000%	10/1/2055	2,245	2,503
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	6,840	6,840
	New York NY GO	5.000%	8/1/2028	2,260	2,393
	New York NY GO	5.000%	8/1/2028	5,000	5,294
	New York NY GO	5.000%	8/1/2029	5,195	5,416
	New York NY GO	5.000%	8/1/2029	3,000	3,239
	New York NY GO	5.000%	8/1/2029	3,400	3,671
	New York NY GO	5.000%	8/1/2029	1,000	1,080
	New York NY GO	5.000%	12/1/2029	1,360	1,439
	New York NY GO	5.000%	8/1/2030	4,000	4,172
	New York NY GO	5.000%	4/1/2031	1,155	1,285
	New York NY GO	5.000%	8/1/2031	1,440	1,502
	New York NY GO	5.000%	8/1/2031	3,000	3,300
	New York NY GO	5.000%	8/1/2031	4,000	4,472
	New York NY GO	5.000%	1/1/2032	2,000	2,130
	New York NY GO	5.000%	4/1/2032	1,895	2,138
	New York NY GO	5.000%	8/1/2032	1,250	1,332
	New York NY GO	5.000%	8/1/2032	3,735	3,890
	New York NY GO	5.000%	12/1/2032	1,240	1,310
	New York NY GO	3.250%	3/1/2033	3,000	3,013
	New York NY GO	5.000%	3/1/2033	3,135	3,575
	New York NY GO	5.000%	4/1/2033	2,140	2,442
	New York NY GO	5.000%	8/1/2033	1,000	1,063
	New York NY GO	5.000%	8/1/2033	5,000	5,725
	New York NY GO	5.000%	8/1/2033	3,325	3,807
	New York NY GO	5.000%	8/1/2033	6,000	6,870
	New York NY GO	5.000%	2/1/2034	5,000	5,745
	New York NY GO	5.000%	8/1/2034	2,260	2,398
	New York NY GO	5.000%	8/1/2034	8,135	9,393
	New York NY GO	3.000%	3/1/2035	3,145	3,092
	New York NY GO	4.000%	8/1/2035	1,830	1,876
	New York NY GO	5.000%	8/1/2035	2,000	2,169
	New York NY GO	4.000%	10/1/2035	2,085	2,122
	New York NY GO	5.000%	2/1/2036	2,380	2,759
	New York NY GO	4.000%	3/1/2036	1,500	1,525
	New York NY GO	4.000%	4/1/2036	4,950	5,039
	New York NY GO	3.000%	8/1/2036	760	733
	New York NY GO	4.000%	8/1/2036	1,385	1,407
	New York NY GO	5.000%	8/1/2036	4,500	5,132
	New York NY GO	5.000%	10/1/2036	5,000	5,162
	New York NY GO	5.000%	10/1/2036	2,590	2,758
	New York NY GO	5.000%	2/1/2037	6,000	6,900
	New York NY GO	5.000%	3/1/2037	7,500	7,755
	New York NY GO	5.000%	3/1/2037	1,560	1,763
	New York NY GO	5.000%	4/1/2037	3,575	3,700
	New York NY GO	4.000%	8/1/2037	8,180	8,266
	New York NY GO	4.000%	8/1/2037	2,500	2,531
	New York NY GO	5.000%	8/1/2037	5,705	6,495

New York Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	12/1/2037	735	746
New York NY GO	5.000%	2/1/2038	5,115	5,813
New York NY GO	4.000%	3/1/2038	5,240	5,291
New York NY GO	5.000%	3/1/2038	7,500	7,737
New York NY GO	5.000%	3/1/2038	2,000	2,126
New York NY GO	5.000%	4/1/2038	1,000	1,033
New York NY GO	4.000%	8/1/2038	2,760	2,783
New York NY GO	5.000%	10/1/2038	6,500	6,673
New York NY GO	5.000%	10/1/2038	2,910	3,075
New York NY GO	5.000%	3/1/2039	6,360	6,547
New York NY GO	5.000%	3/1/2039	3,000	3,180
New York NY GO	4.000%	8/1/2039	2,865	2,878
New York NY GO	5.000%	10/1/2039	2,220	2,339
New York NY GO	5.000%	10/1/2039	8,910	9,132
New York NY GO	5.250%	10/1/2039	1,000	1,106
New York NY GO	5.000%	12/1/2039	3,485	3,614
New York NY GO	5.250%	5/1/2040	2,500	2,727
New York NY GO	4.000%	8/1/2040	5,000	4,983
New York NY GO	4.000%	8/1/2040	1,155	1,154
New York NY GO	4.000%	8/1/2040	9,400	9,388
New York NY GO	5.000%	8/1/2040	1,500	1,633
New York NY GO	5.000%	2/1/2041	3,000	3,274
New York NY GO	3.000%	3/1/2041	11,545	9,872
New York NY GO	4.000%	8/1/2041	1,170	1,162
New York NY GO	4.000%	8/1/2041	2,500	2,483
New York NY GO	5.000%	8/1/2041	1,000	1,075
New York NY GO	3.000%	10/1/2041	3,100	2,645
New York NY GO	5.000%	10/1/2041	2,100	2,294
New York NY GO	5.250%	10/1/2041	1,070	1,160
New York NY GO	5.000%	12/1/2041	5,950	6,128
New York NY GO	4.000%	3/1/2042	1,500	1,467
New York NY GO	5.000%	3/1/2042	2,000	2,097
New York NY GO	4.000%	4/1/2042	8,000	7,823
New York NY GO	5.250%	5/1/2042	2,500	2,683
New York NY GO	5.000%	8/1/2042	1,000	1,068
New York NY GO	5.000%	8/1/2042	1,740	1,889
New York NY GO	5.250%	9/1/2042	6,240	6,717
New York NY GO	5.000%	10/1/2042	8,350	8,668
New York NY GO	5.000%	10/1/2042	3,040	3,293
New York NY GO	5.250%	10/1/2042	2,250	2,424
New York NY GO	5.000%	3/1/2043	6,655	6,881
New York NY GO	5.000%	3/1/2043	3,180	3,314
New York NY GO	5.250%	4/1/2043	11,815	12,707
New York NY GO	5.000%	8/1/2043	9,595	9,903
New York NY GO	5.000%	8/1/2043	20,690	21,456
New York NY GO	5.000%	8/1/2043	1,000	1,059
New York NY GO	5.000%	8/1/2043	1,700	1,826
New York NY GO	5.000%	9/1/2043	3,620	3,858
New York NY GO	5.000%	10/1/2043	8,000	8,267
New York NY GO	5.000%	10/1/2043	5,000	5,362
New York NY GO	5.250%	10/1/2043	1,000	1,070
New York NY GO	5.000%	2/1/2044	2,835	3,009
New York NY GO	5.000%	3/1/2044	4,785	4,861
New York NY GO	5.000%	4/1/2044	1,725	1,819
New York NY GO	5.250%	4/1/2044	5,825	6,211
New York NY GO	5.500%	5/1/2044	2,250	2,417
New York NY GO	5.000%	8/1/2044	7,590	7,974
New York NY GO	5.000%	8/1/2044	3,600	3,830
New York NY GO	5.000%	10/1/2044	3,100	3,293
New York NY GO	5.250%	2/1/2045	2,930	3,151
New York NY GO	3.000%	3/1/2045	4,880	3,838
New York NY GO	5.000%	3/1/2045	3,000	3,143
New York NY GO	4.000%	4/1/2045	5,040	4,768
New York NY GO	4.000%	4/1/2045	5,000	4,730
New York NY GO	5.500%	5/1/2045	4,025	4,303
New York NY GO	5.000%	8/1/2045	5,000	5,224
New York NY GO	5.000%	8/1/2045	1,500	1,578
New York NY GO	5.000%	8/1/2045	1,795	1,896
New York NY GO	5.250%	9/1/2045	5,000	5,348
New York NY GO	5.500%	5/1/2046	4,000	4,259

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/2046	2,500	2,601
	New York NY GO	4.000%	9/1/2046	14,045	13,188
	New York NY GO	4.000%	3/1/2047	3,580	3,316
	New York NY GO	5.250%	3/1/2047	1,000	1,058
	New York NY GO	5.250%	4/1/2047	7,550	7,934
	New York NY GO	5.000%	8/1/2047	6,000	6,217
	New York NY GO	5.000%	8/1/2047	5,000	5,217
	New York NY GO	5.250%	10/1/2047	10,000	10,485
	New York NY GO	5.250%	2/1/2048	7,315	7,774
	New York NY GO	5.250%	3/1/2048	3,000	3,165
	New York NY GO	5.500%	4/1/2048	5,000	5,375
	New York NY GO	5.000%	8/1/2048	5,000	5,169
	New York NY GO	5.000%	9/1/2048	6,335	6,583
	New York NY GO	5.250%	3/1/2049	615	649
	New York NY GO	5.500%	4/1/2049	7,000	7,522
	New York NY GO	5.250%	2/1/2050	9,255	9,762
	New York NY GO	4.000%	3/1/2050	2,000	1,827
	New York NY GO	4.000%	4/1/2050	3,000	2,770
	New York NY GO	4.000%	8/1/2050	4,010	3,648
	New York NY GO	5.000%	8/1/2050	5,000	5,176
	New York NY GO	5.250%	9/1/2050	5,000	5,245
	New York NY GO	5.000%	8/1/2051	1,715	1,759
	New York NY GO	5.250%	10/1/2051	9,000	9,485
	New York NY GO	4.000%	9/1/2052	10,000	9,135
	New York NY GO	5.250%	2/1/2053	9,830	10,337
	New York NY GO	5.250%	3/1/2053	4,000	4,182
	New York NY GO	4.125%	8/1/2053	6,150	5,720
	New York NY GO	5.000%	8/1/2053	5,000	5,160
	New York NY GO	5.250%	8/1/2053	5,320	5,606
	New York NY GO	4.125%	3/1/2054	2,325	2,157
	New York NY GO	5.250%	4/1/2054	6,245	6,526
	New York NY GO	5.000%	8/1/2054	7,525	7,741
	New York NY GO	5.250%	10/1/2055	6,000	6,304
[6]	New York NY GO VRDO	2.850%	12/1/2025	1,000	1,000
	New York NY GO VRDO	2.850%	12/1/2025	7,595	7,595
	New York NY GO VRDO	2.850%	12/1/2025	4,800	4,800
	New York NY GO VRDO	2.850%	12/1/2025	2,725	2,725
[6]	New York NY GO VRDO	2.850%	12/1/2025	2,085	2,085
[6]	New York NY GO VRDO	2.850%	12/1/2025	8,075	8,075
	New York NY GO VRDO	2.850%	12/1/2025	2,950	2,950
[6]	New York NY GO VRDO	2.900%	12/1/2025	3,965	3,965
	New York NY GO VRDO	2.900%	12/1/2025	7,150	7,150
[6]	New York NY GO VRDO	2.700%	12/4/2025	5,970	5,970
[6]	New York NY GO VRDO	2.780%	12/4/2025	375	375
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2036	1,500	1,752
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2043	1,000	1,088
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	12,065	11,163
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	16,605	15,135
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	8,100	6,037
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	4,305	3,889
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2048	5,000	5,284
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	3,000	2,768
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2053	5,000	5,229
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2058	11,670	12,262
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	5,000	4,494
[2]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2063	5,000	5,243
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2036	675	702
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	350	359
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	140	140
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	300	313
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	450	476
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2029	1,545	1,618
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2030	700	753
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	1,915	1,916
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	300	322
[9]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2030	1,040	1,097
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2030	2,200	2,331
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2031	1,410	1,523
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2031	915	999
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	3,000	3,001

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	350	380
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2032	1,945	2,120
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2032	1,395	1,541
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	325	356
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2033	1,465	1,608
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2033	900	1,002
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	1,750	2,023
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	470	535
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2034	1,145	1,262
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2034	900	1,009
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	2,850	3,328
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	1,975	2,261
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2035	1,255	1,398
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	570	582
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	225	233
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,945	1,945
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,000	1,148
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,750	2,034
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	1,650	1,891
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2036	1,800	1,990
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2036	200	186
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	2,000	2,034
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	300	308
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	3,440	3,603
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,000	1,075
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	5,000	5,884
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	1,575	1,802
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	3,000	3,484
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2037	1,875	2,056
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,020	1,033
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	505	510
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	325	332
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,555	1,595
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	1,550	1,580
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2037	6,680	6,941
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	225	239
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	470	515
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	3,655	4,266
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	1,000	1,138
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	1,250	1,419
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2038	1,900	2,067
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	405	408
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	600	607
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2038	2,000	2,043
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	830	882
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	960	1,044
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	1,035	1,142
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2038	5,000	5,708
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	14,250	14,823
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2039	1,560	1,687
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	1,615	1,684
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	650	701
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	785	830
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	2,135	2,220
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	760	810
[10]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	4,910	5,777
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2041	500	521
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2041	1,160	1,228
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	1,545	1,556
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	2,085	2,207
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,000	1,111
[2]	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2041	1,000	1,108
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2042	1,725	1,810
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2042	2,790	2,355
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2042	2,350	2,355
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	7,120	7,437
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	300	308
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,000	1,045
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	1,005	1,047

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2042	3,140	3,452
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2043	1,475	1,532
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	1,435	1,488
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	5,035	5,438
[2]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2043	1,000	1,101
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2044	1,550	1,599
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	6,825	6,493
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2044	1,650	1,700
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2044	1,000	1,079
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	2,515	2,366
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	5,000	5,310
[2]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2045	850	927
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	3,500	4,004
	New York State Dormitory Authority College & University Revenue	3.750%	7/1/2046	380	328
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	3,250	3,002
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	500	465
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2046	6,000	6,336
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	3,475	3,951
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2047	9,710	8,497
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2047	5,000	5,257
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	2,900	3,284
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2048	5,480	4,871
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2048	5,370	5,635
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	7,850	8,874
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	1,385	1,262
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	3,580	3,257
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	1,490	1,312
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2049	2,400	2,481
	New York State Dormitory Authority College & University Revenue	4.250%	7/1/2050	5,675	5,272
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	3,860	3,970
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2050	2,450	2,643
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	9,195	9,027
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	10,030	11,306
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2051	10,000	10,657
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	2,650	2,246
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	3,000	3,083
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	31,620	34,254
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2055	7,335	7,492
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	7,910	8,404
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	2,750	2,955
	New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	6,000	6,183
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2057	1,000	830
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2029	2,340	2,383
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2030	3,345	3,407
	New York State Dormitory Authority College & University Revenue VRDO	2.740%	12/4/2025	2,000	2,000
	New York State Dormitory Authority College & University Revenue VRDO	2.830%	12/4/2025	5,650	5,650
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	3,850	3,937
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,700	1,775
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,485	1,591
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	2,140	2,213
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	750	774
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	595	637
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2031	2,400	2,119
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	900	926
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	420	448
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	500	543
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,000	1,083
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,920	1,972
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	405	430
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2032	755	824
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2033	2,965	2,496
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	560	574
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2033	1,725	1,892
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2034	1,000	1,138
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	1,750	1,789
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	500	551
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,670	1,847
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	1,415	1,548
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2036	1,960	1,862
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2037	1,820	2,057

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2037	500	472
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2037	750	707
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2037	1,000	1,076
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2038	1,350	1,261
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2038	750	825
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2038	1,395	1,537
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2039	1,150	1,159
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2039	3,700	3,421
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2039	1,000	1,092
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2039	1,465	1,604
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2040	650	549
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2040	500	446
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2040	500	550
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2040	1,150	1,247
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2042	1,085	1,145
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2042	500	553
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2042	2,415	2,600
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	10/1/2042	600	644
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2043	1,455	1,522
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2043	500	548
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2043	1,000	1,053
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2044	350	379
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2045	11,275	10,523
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2045	4,000	4,062
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	11/1/2047	1,575	1,651
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	4,565	3,483
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2048	5,000	3,835
[7]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2050	5,000	3,644
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2050	12,000	10,850
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2050	8,425	8,494
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2050	1,250	1,362
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/2050	5,000	3,687
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/2050	13,825	11,752
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2051	12,000	11,012
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/2052	6,480	6,073
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2052	3,295	3,321
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2053	7,600	6,796
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/2054	12,500	11,215
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	5/1/2054	4,915	5,123
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/2054	4,930	5,306
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	10/1/2054	12,145	13,049
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2055	3,280	3,550
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.125%	11/15/2055	1,300	1,304
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	3,000	3,211
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2032	2,905	3,251
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	12/1/2025	16,750	16,750
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	2,500	2,916
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	1,170	1,370
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	1,075	1,236
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2038	5,000	5,263
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	2,500	2,529
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	7,065	7,420
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	10,000	10,046
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	1,000	1,123
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	3,100	2,683
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	2,600	2,583
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	2,500	2,679
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	7,020	6,896
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	715	702
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	1,310	1,440
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	3,595	3,871
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	5,000	5,422
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	1,555	1,692
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2044	1,750	1,637
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	7,000	6,714
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	1,405	1,497
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	4,810	4,581
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	9,685	9,021
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	14,405	14,915
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	3,000	3,140

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	10,865	10,062
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	5,000	4,628
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	5,000	5,235
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2049	4,315	3,230
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	9,125	8,397
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	5,000	4,593
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	10,000	10,574
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2053	17,000	17,663
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	11,155	12,121
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	11,005	11,425
[3]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.920%	12/1/2025	650	650
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	5,095	5,185
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/2027	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	5	5
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/2028	10	11
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	2,175	2,495
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,285	1,355
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	4/1/2034	1,290	1,365
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	1,175	1,242
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	1,825	2,120
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	2,370	2,728
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	11,635	13,294
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	2,735	3,113
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,000	1,091
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	2,200	2,482
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2040	5,000	5,284
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	525	569
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	600	645
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	5,000	5,239
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	475	507
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	2,000	1,963
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	325	344
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/2044	5,000	5,246
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2044	325	342
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2049	4,665	4,387
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/2052	3,435	3,210
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	4.000%	10/1/2034	1,125	1,158
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2037	4,160	4,485
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2040	1,000	1,078
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2041	1,950	2,087
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2042	835	887
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2043	505	533
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/2031	5,000	5,230
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	5,260	5,253
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	10,415	10,116
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2044	710	738
	New York State Dormitory Authority Lease (Appropriation) Revenue (Master Boces Lease Program)	5.000%	8/15/2042	850	924
	New York State Dormitory Authority Lease (Appropriation) Revenue (Master Boces Lease Program)	5.000%	8/15/2043	760	817
[2]	New York State Dormitory Authority Lease Revenue, Prere.	5.000%	10/1/2028	5	5
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	4.000%	7/1/2037	800	824
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2043	1,260	1,297
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2048	2,200	2,316
	New York State Dormitory Authority Private Schools Revenue	5.000%	7/1/2033	1,650	1,725
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	400	421
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	300	318
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	5,440	6,283
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	5,000	5,240
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	1,000	1,026
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	6,700	7,003
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	2,000	2,085
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	5,000	5,199
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	4,500	4,717

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	5,000	5,190
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	1,250	1,307
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	5,000	5,190
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	1,900	1,978
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	3,395	3,455
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	6,500	6,603
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	1,195	1,228
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	5,000	5,474
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	1,605	1,770
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	4,085	4,143
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	12,700	13,019
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	1,005	1,092
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	17,315	17,716
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	4,000	4,275
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	1,755	1,886
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	2,500	2,668
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	4,445	4,654
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	5,000	5,242
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	2,500	2,679
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	5,000	5,226
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	6,275	6,544
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	15,000	15,658
	New York State Energy Research & Development Authority Electric Power & Light Revenue	3.750%	5/15/2032	1,210	1,244
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,250	1,289
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,205	1,243
	New York State Energy Research & Development Authority Industrial Revenue	3.800%	8/1/2032	1,400	1,444
	New York State Energy Research & Development Authority Natural Gas Revenue	4.000%	4/1/2034	10,715	11,114
	New York State Environmental Facilities Corp. Miscellaneous Revenue	4.000%	8/15/2051	1,500	1,417
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2036	1,000	1,036
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	16,310	16,664
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2047	5,000	4,799
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/2052	5,000	5,328
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	5,000	5,416
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2053	5,000	5,258
	New York State Housing Finance Agency Income Tax Revenue	5.000%	12/15/2044	4,950	5,169
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	420	420
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	1,245	1,247
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	345	346
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/2031	1,015	1,016
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/2033	2,340	2,347
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2034	1,250	1,144
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/2036	4,145	4,269
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	11/1/2038	400	411
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2039	745	648
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/2039	1,000	973
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/2039	1,765	1,742
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/2040	4,300	3,419
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	11/1/2040	1,535	1,432
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.625%	11/1/2042	600	616
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/2043	1,140	1,090
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/2043	2,270	2,170
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	11/1/2043	1,945	1,984
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/2044	1,485	1,240
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/2044	1,275	1,077
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/2045	4,990	3,631
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/2046	2,545	1,841
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/2046	3,955	2,743
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2046	2,000	1,464
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2048	2,435	2,239
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/2048	1,480	1,361
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/2048	1,345	1,230
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2049	13,755	10,935
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2049	5,000	4,063
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/2049	2,560	2,323
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/2049	2,075	1,883
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/2050	1,000	674
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2051	1,230	830
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/2051	3,790	2,584
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2052	3,395	2,526
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2054	2,895	1,885

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/2054	1,500	977
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/2054	4,000	2,970
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2056	1,870	1,234
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	11/1/2056	3,165	2,180
[7]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	11/1/2057	3,000	2,791
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/2061	1,500	1,059
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	5/1/2068	3,810	3,780
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	3,090	2,973
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	2,375	2,348
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	2,080	2,081
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	3,640	3,642
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	1,710	1,717
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	4,375	4,388
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	12,000	12,054
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	1,060	1,066
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	9,800	9,803
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	10,925	10,941
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	1,495	1,502
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	1,725	1,742
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	5,630	5,619
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	5,300	5,281
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	1,455	1,476
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	3,755	3,824
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.950%	1/1/2035	18,990	19,300
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.850%	12/1/2025	4,000	4,000
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	12/1/2025	6,660	6,660
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	6,500	6,500
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.750%	12/3/2025	6,000	6,000
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.920%	12/3/2025	9,600	9,600
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.950%	12/3/2025	200	200
[6]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.970%	12/3/2025	200	200
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	2,185	2,287
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2035	3,100	3,241
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	4,500	4,505
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	1,750	1,766
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	4,435	4,360
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	2,990	2,998
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	1,000	1,093
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2043	1,790	1,939
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	1,495	1,605
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	2,810	2,638
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	3,575	3,357
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	4,000	3,867
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	1,870	1,805
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	425	335
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	1,535	1,189
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2046	3,790	3,646
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2048	5,000	4,773
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2049	5,000	3,773
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	4,120	4,344
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	18,445	16,822
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2051	2,000	1,474
[2]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	3,705	2,679
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	2,585	1,858
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	11,170	10,104
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2054	7,035	7,480
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	860	929
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2043	2,500	2,420
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2043	6,000	6,498
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2050	3,635	3,387
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	5,000	5,195
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	3,920	3,646
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	5,255	5,456
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	10,200	10,247
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	3,000	2,989
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	1,360	1,321
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	5,165	4,849
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	9,830	9,187
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	550	499

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2029	1,210	1,303
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2030	1,000	1,096
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	5.000%	12/1/2036	505	543
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2039	3,940	3,941
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2040	4,000	3,960
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2041	3,295	3,216
	New York Transportation Development Corp. Port, Airport & Marina Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/2042	8,695	8,337
	Niagara Area Development Corp. Health, Hospital, Nursing Home Revenue (Catholic Health System Inc. Program)	4.500%	7/1/2052	3,795	3,165
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/2039	1,250	1,062
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2034	1,000	1,021
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2035	1,000	1,017
[2]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue (Mohawk Valley Health System Project)	3.000%	12/1/2051	5,000	3,420
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2028	450	451
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2029	475	476
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2030	450	451
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	690	744
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2031	250	266
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2032	510	526
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2032	265	281
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2033	540	555
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	575	576
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2033	605	639
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2034	565	579
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2034	330	334
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2034	585	616
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2035	595	610
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2035	635	636
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2035	820	861
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2036	625	639
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2036	435	436
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2036	350	351
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2037	355	362
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2037	790	785
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/2038	285	290
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2038	730	716
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2038	350	343
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2039	350	340
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2039	950	923
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2040	300	286
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2041	470	440
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/2042	530	487
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/2046	950	955
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2039	500	569
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2042	305	342
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2044	455	502
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.500%	12/1/2056	8,470	9,303
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/2031	4,665	4,419
	Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.125%	8/1/2044	1,000	890
	Onondaga County NY GO	4.000%	8/1/2042	2,350	2,381
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2043	17,115	17,853
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	5,460	4,902
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2035	1,140	1,159
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2036	1,475	1,497
	Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/2040	2,200	2,218
	Onondaga County Water Authority Water Revenue	2.500%	9/15/2051	1,510	969
	Orange County NY GO	3.000%	6/15/2034	3,535	3,505
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2034	800	938
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2035	850	1,007
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2035	4,275	4,449

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2036	800	941
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	3,400	3,503
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	5,110	5,932
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	3,940	4,615
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2038	1,800	2,079
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2038	2,565	2,973
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	2,345	2,483
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	1,000	1,120
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2040	1,085	1,215
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2040	1,000	1,110
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	1,000	1,110
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	3,325	3,609
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	1,075	1,178
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	1,125	1,233
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	2,890	3,202
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2042	800	871
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	4,000	4,297
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	1,000	1,083
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2043	1,000	1,087
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2043	1,000	1,096
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2044	1,690	1,827
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2044	1,250	1,344
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2044	1,905	2,070
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	1,270	1,366
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2045	1,000	1,072
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2045	2,130	2,301
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2046	1,750	1,868
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	6,000	6,431
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	4,000	4,242
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	3,000	3,185
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	4,300	4,558
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	5,000	5,282
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	5,710	5,989
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	6,830	7,196
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	7,725	8,158
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	2,800	3,030
	Riverhead IDA Economic Job Development Corp. Local or Guaranteed Housing Revenue	4.500%	2/1/2041	4,680	4,890
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	7.250%	11/1/2045	1,000	1,080
[2]	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2055	1,250	1,418
[2]	Rockland County NY GO	3.000%	6/15/2032	2,815	2,806
	Rockland County NY GO	4.000%	4/1/2035	385	400
	Rockland County NY GO	4.000%	4/1/2036	410	424
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2038	610	560
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/2038	1,440	1,469
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2039	2,635	2,373
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/2040	2,110	1,856
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2038	475	543
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2039	615	697
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2040	700	782
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	5.000%	7/1/2047	2,260	2,394
	Schenectady County Capital Resource Corp. College & University Revenue (Union College Project)	5.250%	7/1/2052	1,000	1,044
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.000%	1/1/2040	800	882
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.000%	1/1/2045	1,000	1,055
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.250%	1/1/2050	1,100	1,166
	Schenectady County Capital Resource Corp. Lease (Non-Terminable) Revenue (One Broadway Center Project)	5.500%	1/1/2057	3,220	3,433
[2]	Schenectady NY GO	3.000%	5/1/2031	635	635
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2029	100	104
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2030	75	79
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2030	285	299
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2032	100	106
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2032	265	280

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2033	100	105
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2033	250	262
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2034	150	157
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2034	250	262
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/2025	250	250
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,507
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,000	3,011
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	720	736
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	120	124
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	1,000	1,036
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	170	176
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2040	3,040	3,073
[2]	Suffolk County NY GO	3.000%	6/15/2031	250	250
	Suffolk Regional Off-Track Betting Co. Casinos Parimutuel Betting Revenue	5.750%	12/1/2044	2,500	2,542
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2036	2,425	2,402
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,750	3,666
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,815	2,714
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,250	1,192
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2040	1,250	1,178
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2041	1,300	1,211
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/2050	13,985	11,795
	Syosset Central School District GO	2.000%	12/15/2034	1,000	861
	Tompkins County Development Corp. Health, Hospital, Nursing Home Revenue (Kendal at Ithaca Inc. Project)	5.000%	7/1/2029	300	300
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2036	2,500	1,695
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	0.000%	11/15/2039	1,500	869
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	5,300	5,589
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	5,000	5,321
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	2,705	2,403
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	2,000	1,722
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	5,500	4,579
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	3,510	2,834
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	235	188
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	5,000	5,287
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,175	1,284
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	1,410	1,471
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	2,110	2,333
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	5,960	6,066
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	11,130	11,394
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,000	1,079
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	575	616
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	1,105	1,219
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,000	5,134
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5,985	6,205
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	1,000	1,071
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	3,000	3,273
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,420	3,507
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,500	3,724
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,000	3,215
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	3,000	3,234
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	3,000	3,190
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	3,000	3,207
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	3,560	2,663
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2048	455	423
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	3,950	4,128
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2050	8,990	9,644
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	1,600	1,482
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	4,785	5,233
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	6,615	6,111
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	8,160	7,526
	Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	3,980	4,253
	Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	17,260	18,470
[6]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.850%	12/1/2025	2,030	2,030
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	8,700	9,280
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/2033	5,000	3,956
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2036	750	878
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2037	2,445	2,535

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2037	500	580
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	1,880	2,137
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	2,600	2,932
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	2,235	2,450
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2041	1,500	1,679
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	3,000	3,189
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2042	6,535	7,212
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	1,500	1,640
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2045	4,070	4,369
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	2,405	2,247
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	2,520	2,358
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2046	1,500	1,595
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	5,000	5,355
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	5,000	5,209
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	2,500	1,608
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	12,760	11,647
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	5,000	4,659
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	1,150	1,200
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2054	2,795	2,585
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	6,000	6,354
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	14,230	15,078
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2056	520	465
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	25,360	27,316
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	2,655	2,646
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2028	6,425	6,174
[2,3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.000%	12/1/2025	8,000	8,000
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.000%	12/1/2025	2,630	2,630
[3]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	3.030%	12/1/2025	21,875	21,875
[11]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue, 67% of SOFR + 1.050%	3.737%	4/1/2026	2,000	2,001
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	11,640	10,877
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	4,810	5,027
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2052	1,095	1,007
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	2,000	2,112
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	5,000	4,697
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2054	1,400	1,282
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	5,000	4,533
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	2,000	2,091
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	10,000	9,426
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	3,405	3,585
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	2,000	2,085
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	5,000	4,547
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	19,545	20,494
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	1,000	1,034
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2027	150	155
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2028	1,000	1,053
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2028	275	290
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2030	470	490
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2031	235	243
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2032	365	376
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2033	100	103
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2034	810	828
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/2034	1,200	1,297
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2035	585	596
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2036	1,520	1,543
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	4,725	4,686
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	5,880	6,042
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	5,015	5,150
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2030	7,285	7,463
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,865	2,923
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2033	5,000	5,100
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2034	16,000	16,286
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2035	3,965	4,028
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2036	900	912
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2041	8,625	8,646
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	1,000	1,120
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	4,280	4,802
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2042	2,000	2,219
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2043	2,275	2,498
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2044	3,145	3,417
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2045	1,880	2,028

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2053	2,000	2,105
	Webster Central NY School District GO	2.000%	6/15/2033	1,180	1,038
	Webster Central NY School District GO	2.000%	6/15/2034	1,265	1,089
	Westbury Union Free School District GO	2.000%	12/15/2031	3,600	3,277
	Westbury Union Free School District GO	2.000%	12/15/2032	3,670	3,282
	Westchester County Industrial Development Agency Local or Guaranteed Housing Revenue PUT	4.300%	5/1/2041	4,925	5,073
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	590	595
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	490	502
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,410	1,395
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	445	459
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	1,450	1,425
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	500	516
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	2,150	2,101
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	200	206
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/2037	10,150	8,703
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/2048	2,420	2,638
[2]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.750%	11/1/2049	4,170	4,538
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.250%	11/1/2052	2,705	2,733
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	7.500%	11/1/2055	2,250	2,485
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.500%	7/1/2056	2,500	2,028
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2056	3,500	3,088
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/2035	4,935	5,433
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (New York Blood Center Project)	5.000%	7/1/2038	4,650	5,016
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2028	550	558
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2037	1,250	1,259
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/2042	2,715	2,720
	Westchester County NY GO	2.000%	10/15/2034	2,685	2,350
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/2030	195	195
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2044	2,329	2,239
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,500	2,558
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/2039	845	785
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/2046	3,500	3,352
	Western Nassau County Water Authority Water Revenue	4.000%	4/1/2051	2,135	1,978
	White Plains City School District GO	2.375%	5/15/2031	3,865	3,628
	White Plains City School District GO	2.500%	5/15/2032	1,070	1,001
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	4.000%	10/15/2029	490	488
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School of Education Excellence Project)	5.000%	10/15/2039	1,000	1,005
					5,535,530
American Samoa (0.0%)
[3,5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	233
[3,5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	284
[3,5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	250	265
[3,5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2034	335	356
[3,5]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2035	415	440
[3,5]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	100
					1,678
Guam (0.3%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	140	156
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	100	110
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	185	202
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	170	188
	Guam Government Waterworks Authority Water Revenue	5.500%	7/1/2055	4,005	4,200
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	400	446
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	235	264
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	240	243
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	225	248
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	1,820	1,748
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	5,980	6,174
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	110	113
					14,092

New York Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico (1.0%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	8,373	8,564
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	8,418	8,935
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	6,667	7,340
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	4,360	3,138
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	5,590	5,582
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	532	528
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	355	341
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	1,790	1,864
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	1,320	1,379
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	250	261
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,860	3,000
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	550	569
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	415	429
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	140	145
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	3,380	3,097
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	2,348	2,225
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,256	1,112
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,197	1,800
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	776	588
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	5,534	5,388
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	352	343
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	1,611	546
					57,433
Virgin Islands (0.1%)
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2034	1,000	1,117
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2037	1,930	2,142
					3,259
Total Tax-Exempt Municipal Bonds (Cost $5,647,019)					5,611,992
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	7,273	4,655
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	3,025	1,974
Total Taxable Municipal Bonds (Cost $6,220)					6,629
Total Investments (100.0%) (Cost $5,653,239)					5,618,621
Other Assets and Liabilities—Net (0.0%)					(73)
Net Assets (100%)					5,618,548
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $202,778, representing 3.6% of net assets.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
8	Securities with a value of $632 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
CVI—Contingent Value Instruments.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

New York Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	141	29,449	(12)
5-Year U.S. Treasury Note	March 2026	225	24,697	67
				55

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/16/2026	RBC	11,850	Buy	5-Year MMD AAA General Obligation Scale	3.500%	583	583	—
4/22/2026	RBC	930	Buy	5-Year MMD AAA General Obligation Scale	3.460%	44	44	—
4/22/2026	MSCS	690	Buy	5-Year MMD AAA General Obligation Scale	3.460%	32	32	—
4/23/2026	JPMC	2,430	Buy	5-Year MMD AAA General Obligation Scale	3.380%	104	104	—
4/28/2026	MSCS	1,540	Buy	30-Year MMD AAA General Obligation Scale	4.700%	126	126	—
4/28/2026	JPMC	1,025	Buy	30-Year MMD AAA General Obligation Scale	4.700%	84	84	—
4/29/2026	RBC	1,538	Buy	30-Year MMD AAA General Obligation Scale	4.650%	110	110	—
5/1/2026	BANA	1,275	Buy	10-Year MMD AAA General Obligation Scale	3.620%	91	91	—
5/6/2026	RBC	415	Buy	10-Year MMD AAA General Obligation Scale	3.620%	29	29	—
5/6/2026	MSCS	380	Buy	10-Year MMD AAA General Obligation Scale	3.640%	28	28	—
5/19/2026	RBC	672	Buy	15-Year MMD AAA General Obligation Scale	4.060%	43	43	—
5/19/2026	MSCS	612	Buy	15-Year MMD AAA General Obligation Scale	4.060%	39	39	—
6/9/2026	MSCS	10,000	Buy	10-Year MMD AAA General Obligation Scale	3.710%	766	766	—
7/29/2026	RBC	5,000	Buy	30-Year MMD AAA General Obligation Scale	4.830%	488	488	—
8/20/2026	RBC	2,970	Buy	5-Year MMD AAA General Obligation Scale	2.790%	28	28	—
8/20/2026	MSCS	1,660	Buy	5-Year MMD AAA General Obligation Scale	2.840%	20	20	—
						2,615	2,615	—
BANA—Bank of America, N.A.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
At November 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,695 in connection with open over-the-counter municipal market rate lock contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,653,239)	5,618,621
Investment in Vanguard	133
Receivables for Investment Securities Sold	105
Receivables for Accrued Income	60,164
Receivables for Capital Shares Issued	2,097
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,615
Other Assets	99
Total Assets	5,683,834
Liabilities
Due to Custodian	132
Payables for Investment Securities Purchased	57,744
Payables for Capital Shares Redeemed	2,607
Payables for Distributions	4,549
Payables to Vanguard	218
Variation Margin Payable—Futures Contracts	36
Total Liabilities	65,286
Net Assets	5,618,548
At November 30, 2025, net assets consisted of:

Paid-in Capital	5,866,272
Total Distributable Earnings (Loss)	(247,724)
Net Assets	5,618,548

Investor Shares—Net Assets
Applicable to 51,223,701 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	557,174
Net Asset Value Per Share—Investor Shares	$10.88

Admiral™ Shares—Net Assets
Applicable to 465,316,612 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,061,374
Net Asset Value Per Share—Admiral Shares	$10.88

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2025
($000)
Investment Income
Income
Interest	198,791
Total Income	198,791
Expenses
The Vanguard Group—Note B
Investment Advisory Services	688
Management and Administrative—Investor Shares	615
Management and Administrative—Admiral Shares	3,155
Marketing and Distribution—Investor Shares	33
Marketing and Distribution—Admiral Shares	245
Custodian Fees	24
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	15
Shareholders’ Reports and Proxy Fees—Admiral Shares	31
Trustees’ Fees and Expenses	3
Other Expenses	148
Total Expenses	4,989
Expenses Paid Indirectly	(21)
Net Expenses	4,968
Net Investment Income	193,823
Realized Net Gain (Loss)
Investment Securities Sold	(41,442)
Futures Contracts	(853)
Realized Net Gain (Loss)	(42,295)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(36,686)
Futures Contracts	(103)
Swap Contracts	2,615
Change in Unrealized Appreciation (Depreciation)	(34,174)
Net Increase (Decrease) in Net Assets Resulting from Operations	117,354

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	193,823	168,013
Realized Net Gain (Loss)	(42,295)	6,697
Change in Unrealized Appreciation (Depreciation)	(34,174)	143,705
Net Increase (Decrease) in Net Assets Resulting from Operations	117,354	318,415
Distributions
Investor Shares	(18,627)	(16,184)
Admiral Shares	(171,513)	(148,126)
Total Distributions	(190,140)	(164,310)
Capital Share Transactions
Investor Shares	42,655	59,718
Admiral Shares	500,162	477,879
Net Increase (Decrease) from Capital Share Transactions	542,817	537,597
Total Increase (Decrease)	470,031	691,702
Net Assets
Beginning of Period	5,148,517	4,456,815
End of Period	5,618,548	5,148,517

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.05	$10.70	$10.52	$12.21	$12.20
Investment Operations
Net Investment Income[1]	.392	.372	.344	.297	.295
Net Realized and Unrealized Gain (Loss) on Investments	(.178)	.342	.174	(1.600)	.108
Total from Investment Operations	.214	.714	.518	(1.303)	.403
Distributions
Dividends from Net Investment Income	(.384)	(.364)	(.338)	(.296)	(.295)
Distributions from Realized Capital Gains	—	—	—	(.091)	(.098)
Total Distributions	(.384)	(.364)	(.338)	(.387)	(.393)
Net Asset Value, End of Period	$10.88	$11.05	$10.70	$10.52	$12.21
Total Return[2]	2.07%	6.77%	5.01%	-10.80%	3.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$557	$522	$447	$406	$546
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	3.67%	3.41%	3.25%	2.70%	2.41%
Portfolio Turnover Rate	38%	49%	100%	77%	40%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.05	$10.70	$10.52	$12.21	$12.20
Investment Operations
Net Investment Income[1]	.398	.381	.352	.306	.305
Net Realized and Unrealized Gain (Loss) on Investments	(.178)	.341	.174	(1.600)	.107
Total from Investment Operations	.220	.722	.526	(1.294)	.412
Distributions
Dividends from Net Investment Income	(.390)	(.372)	(.346)	(.305)	(.304)
Distributions from Realized Capital Gains	—	—	—	(.091)	(.098)
Total Distributions	(.390)	(.372)	(.346)	(.396)	(.402)
Net Asset Value, End of Period	$10.88	$11.05	$10.70	$10.52	$12.21
Total Return[2]	2.12%	6.85%	5.10%	-10.73%	3.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,061	$4,626	$4,009	$3,752	$5,097
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.73%	3.49%	3.33%	2.78%	2.49%
Portfolio Turnover Rate	38%	49%	100%	77%	40%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the year ended November 30, 2025, the fund’s average amount of investments in MMD Rate Locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

New York Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $133,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $21,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

New York Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,611,992	—	5,611,992
Taxable Municipal Bonds	—	6,629	—	6,629
Total	—	5,618,621	—	5,618,621
Derivative Financial Instruments
Assets
Futures Contracts[1]	67	—	—	67
Swap Contracts	—	2,615	—	2,615
Total	67	2,615	—	2,682
Liabilities
Futures Contracts[1]	(12)	—	—	(12)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	4,188
Undistributed Ordinary Income	687
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(26,199)
Capital Loss Carryforwards	(221,851)
Qualified Late-Year Losses	—
Other Temporary Differences	(4,549)
Total	(247,724)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	190,140	164,310
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	190,140	164,310
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,647,435
Gross Unrealized Appreciation	103,853
Gross Unrealized Depreciation	(130,052)
Net Unrealized Appreciation (Depreciation)	(26,199)

New York Long-Term Tax-Exempt Fund
F.	During the year ended November 30, 2025, the fund purchased $2,305,978,000 of investment securities and sold $1,866,807,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2025, such purchases were $70,375,000 and sales were $182,925,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	200,259	18,809	187,341	17,155
Issued in Lieu of Cash Distributions	16,311	1,528	14,061	1,290
Redeemed	(173,915)	(16,361)	(141,684)	(13,021)
Net Increase (Decrease)—Investor Shares	42,655	3,976	59,718	5,424
Admiral Shares
Issued	1,289,727	121,283	922,518	84,603
Issued in Lieu of Cash Distributions	123,313	11,551	106,130	9,737
Redeemed	(912,878)	(86,074)	(550,769)	(50,602)
Net Increase (Decrease)—Admiral Shares	500,162	46,760	477,879	43,738
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard New York Tax-Free Funds and Shareholders of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard New York Municipal Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund (constituting Vanguard New York Tax-Free Funds, hereafter collectively referred to as the "Funds") as of November 30, 2025, the related statements of operations for the year ended November 30, 2025, the statements of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended November 30, 2025 and each of the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the New York Municipal Money Market Fund for the fiscal year are qualified short-term capital gains.
The following amounts were distributed as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Fund	($000)
New York Municipal Money Market Fund	11
New York Long-Term Tax-Exempt Fund	—
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as exempt-interest dividends.
Fund	Percentage
New York Municipal Money Market Fund	100.0%
New York Long-Term Tax-Exempt Fund	99.6
Q760 012026

Financial Statements
For the period ended November 30, 2025
Vanguard New York Tax-Exempt Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	41
Tax information	42

New York Tax-Exempt Bond ETF
Financial Statements
Schedule of Investments
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.9%)
New York (99.9%)
Albany County NY GO	5.000%	4/1/2027	15	15
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2026	140	143
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2027	80	84
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2028	125	135
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2029	105	116
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2030	45	51
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2032	85	99
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2033	135	160
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2035	70	81
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2038	45	48
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2039	35	37
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2040	15	16
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2041	30	33
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2043	75	81
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2048	10	11
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2049	100	104
Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2053	155	163
Build NYC Resource Corp. Charter School Aid Revenue	5.000%	9/1/2039	5	5
Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2042	65	62
Build NYC Resource Corp. Charter School Aid Revenue (Success Academy Charter Schools Project)	4.000%	9/1/2043	40	38
Build NYC Resource Corp. College & University Revenue (Manhattan College Project)	4.000%	8/1/2042	30	25
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/2046	135	128
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2026	30	30
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2028	20	21
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2029	40	43
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2029	5	5
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	40	44
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	95	96
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2030	10	11
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2030	75	84
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	45	45
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2031	35	36
Empire State Development Corp. Income Tax Revenue	5.000%	9/15/2031	60	68
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	105	108
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	60	60
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2032	100	114
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	35	39
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	30	33
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	15	17
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2033	80	80
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2034	35	36
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	145	149
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	5	5
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	15	16
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2034	60	69
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2035	80	82
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	90	92
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	75	75
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2035	25	29
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	150	158
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	150	171
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	50	51
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	70	72
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2037	15	17
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	60	63
Empire State Development Corp. Income Tax Revenue	5.250%	3/15/2038	95	107
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	50	51
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2039	75	77
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	70	62
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	200	201
1

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	15	15
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	40	41
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	25	27
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	60	62
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	25	26
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	85	92
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	100	107
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2043	15	15
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	35	37
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2044	200	191
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	40	42
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2044	25	27
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	215	202
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2046	25	23
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2046	10	11
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2047	130	100
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2047	35	32
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	75	57
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	100	76
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2048	115	106
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2048	75	78
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	135	124
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2049	75	78
Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	85	63
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	40	37
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2051	50	46
Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2052	40	37
Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2057	65	67
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	35	35
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2026	55	55
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	3/15/2027	85	88
Empire State Development Corp. Income Tax Revenue, ETM	5.000%	9/15/2027	25	26
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	75	76
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2026	50	50
Empire State Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/2027	50	52
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2026	20	20
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2032	20	23
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2033	10	12
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2034	40	46
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2039	60	67
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2039	45	51
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2041	65	71
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2042	30	33
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2045	10	11
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2048	70	73
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2049	30	31
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2050	120	125
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2051	105	109
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	50	52
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2053	10	10
Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2054	50	52
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2031	5	6
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2035	50	54
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	5	5
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2038	145	147
Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2038	30	32
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2039	30	30
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2040	125	111
Empire State Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/2041	20	17
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	90	87
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	60	58
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	15	14
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	5	5
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	105	99
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2046	10	9
Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	65	61
Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	80	55
Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/2029	75	77
2

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Erie County Industrial Development Agency Intergovernmental Agreement Revenue (City School District-Bufallow Project)	5.000%	5/1/2030	20	20
	Hempstead NY GO	4.000%	6/1/2039	40	42
	Hempstead NY GO	4.000%	6/1/2040	40	42
	Hempstead NY GO	4.000%	5/1/2041	85	87
	Hempstead NY GO	4.000%	6/1/2041	55	56
	Hempstead NY GO	4.000%	5/1/2043	30	30
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2026	40	40
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2027	255	263
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2028	50	51
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2028	55	58
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	170	175
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2029	50	54
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2030	15	17
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	75	77
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2032	65	75
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2033	75	77
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	230	236
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2034	50	57
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2035	60	62
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2035	75	85
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2037	140	145
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	3.500%	2/15/2038	10	10
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2039	100	102
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	30	31
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2040	5	5
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2041	65	66
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	400	406
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	245	236
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	145	143
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	55	56
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2047	250	235
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	30	31
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	75	78
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	35	37
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2027	30	31
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	130	139
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2028	10	11
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	15	15
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	20	22
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	30	33
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2029	80	85
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	100	101
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2030	170	189
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	50	51
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	100	114
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	70	74
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2032	90	91
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2033	25	27
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	75	88
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2033	55	64
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2034	45	46
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2034	40	41
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2034	95	106
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2034	40	47
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2035	50	51
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	45	48
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	5	5
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	5	6
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2035	125	145
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2036	30	29
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	80	83
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	145	147
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	5	5
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2036	20	22
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2037	15	15
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2037	35	35
[1]	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2037	10	10
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	5	5
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	65	65
3

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2038	50	51
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	30	31
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	40	43
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	25	28
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2038	85	97
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2039	55	56
[1]	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2039	105	108
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	25	26
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2039	50	56
	Long Island Power Authority Electric Power & Light Revenue	3.000%	9/1/2040	20	18
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2040	55	55
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2040	225	250
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/2041	15	15
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2041	150	151
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	25	26
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	15	16
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	110	120
[2]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2042	100	110
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2044	100	106
[2]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2044	10	11
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2046	120	120
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2047	5	5
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2048	175	183
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2049	50	52
	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/2050	50	54
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	80	83
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	60	63
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2054	50	52
	Long Island Power Authority Electric Power & Light Revenue	5.250%	9/1/2054	80	85
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	100	99
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2027	25	26
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2027	15	16
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2029	120	125
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2031	50	52
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2032	10	10
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2033	35	40
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2034	75	76
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	95	99
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2034	65	77
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	60	62
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	15	17
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2035	130	132
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	210	213
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2038	25	25
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2039	20	20
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2040	75	76
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2040	90	100
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	145	160
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	100	102
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	95	97
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	20	22
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2042	95	106
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	15	16
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	20	22
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	40	43
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	80	84
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	100	106
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2046	5	5
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	10	10
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	40	42
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	175	176
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	15	15
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	5	5
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2048	25	26
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	120	126
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	120	124
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	70	73
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2050	20	21
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	100	93
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	115	107
4

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	70	73
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	170	156
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	45	47
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	165	153
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	125	133
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2057	10	10
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2030	100	86
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	0.000%	11/15/2032	140	113
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	55	56
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	85	87
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2026	15	15
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	25	24
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	15	16
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	165	172
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	125	129
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	50	51
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	55	56
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2027	50	52
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	75	76
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	45	47
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2028	45	48
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2029	35	31
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	10	11
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	125	127
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	10	11
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	40	43
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	75	77
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	25	28
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	50	55
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	180	199
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	10	11
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2031	25	26
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2032	85	68
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	25	28
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	113
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	75	85
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2032	100	113
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2033	60	46
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2033	25	25
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	105	115
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	45	51
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	20	23
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2033	10	10
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2034	155	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	90	91
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	35	40
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	20	21
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	80	90
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2035	45	52
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	55	50
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	100	100
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	20	20
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	10	11
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	25	25
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2037	50	50
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	100	101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	30	33
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	10	11
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	50	50
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	70	70
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2038	75	83
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2039	25	14
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	25	26
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2039	95	105
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	75	39
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	80	79
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	10	9
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	40	39
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	155	150
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	50	54
5

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	155	147
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	20	19
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2042	30	32
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	80	76
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	15	15
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	40	41
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2043	100	106
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	25	23
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2044	45	42
[1]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	60	61
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	75	77
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	60	54
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	155	142
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	25	23
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	45	41
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	10	9
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/2045	230	231
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	50	51
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2045	35	36
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2046	30	21
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	145	132
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	80	72
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	165	151
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	10	9
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	15	14
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	45	40
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2046	15	15
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2047	15	14
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	145	157
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	100	92
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	10	9
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	70	64
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2048	50	51
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	90	82
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	5	5
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	95	100
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	25	23
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	55	49
	Metropolitan Transportation Authority Transit Revenue	4.625%	11/15/2050	110	109
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2050	155	158
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2051	75	75
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	80	71
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2052	30	30
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2053	20	18
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	350	360
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	130	137
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2056	175	175
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	35	35
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	170	171
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2057	115	116
[1]	Metropolitan Transportation Authority Transit Revenue (Housing Finance Program)	4.000%	11/15/2049	20	18
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2026	50	51
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2030	70	74
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2031	50	52
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2032	70	72
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2032	50	53
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2033	30	31
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue (Rochester Schools Modernization Project)	5.000%	5/1/2034	70	74
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/2035	40	40
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/2039	35	35
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2026	75	76
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2029	95	98
6

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2031	75	78
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2034	215	247
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	3.875%	7/1/2042	90	88
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	250	228
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	85	88
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2051	225	225
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2056	325	323
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2027	20	21
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2028	185	199
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2029	160	176
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2030	85	96
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2031	55	63
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2032	145	157
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2032	40	45
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2033	195	210
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2034	120	129
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/2034	65	73
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/2035	145	155
	Nassau County NY GO	5.000%	10/1/2026	30	31
	Nassau County NY GO	5.000%	10/1/2027	150	157
	Nassau County NY GO	5.000%	4/1/2036	15	17
	Nassau County NY GO	5.000%	4/1/2037	170	194
	Nassau County NY GO	4.000%	4/1/2041	35	35
	Nassau County NY GO	4.000%	4/1/2042	50	50
	Nassau County NY GO	4.000%	4/1/2043	35	35
	Nassau County NY GO	5.000%	4/1/2046	35	37
	Nassau County NY GO	4.125%	4/1/2047	5	5
	Nassau County NY GO	5.000%	4/1/2047	25	26
	Nassau County NY GO	5.000%	4/1/2048	45	47
[1]	Nassau County NY GO	5.000%	4/1/2049	100	103
	Nassau County NY GO	5.000%	4/1/2049	10	11
	Nassau County NY GO	4.000%	4/1/2054	75	69
	Nassau County NY GO	5.000%	4/1/2055	120	126
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/2052	50	52
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2029	260	278
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/2030	85	92
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2036	45	43
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	35	29
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2039	50	46
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	125	119
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	100	93
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	160	119
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	50	36
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.900%	12/1/2025	800	800
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2026	15	15
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	85	88
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	35	35
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	15	15
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	40	42
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2027	65	68
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	15	15
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	15	16
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	120	128
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	80	82
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	45	48
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2028	60	61
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2029	50	53
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	110	120
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	5	5
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	45	49
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	45	49
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2029	15	16
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	15	17
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	35	39
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	25	28
7

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	5	6
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2030	35	39
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/2031	75	75
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	75	85
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2031	25	28
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	30	34
[3]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2032	215	246
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	135	157
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	115	133
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2033	125	145
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	125	145
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	55	65
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2034	30	35
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	100	118
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	115	133
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	90	106
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	115	134
[3]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2035	35	41
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2036	60	59
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	90	107
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	65	75
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	70	83
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	30	31
[3]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	65	77
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	65	62
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	70	66
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	70	71
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	65	66
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2037	55	57
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2037	50	51
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2038	10	9
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2038	75	75
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2038	115	115
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	35	36
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	35	36
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	35	37
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	60	69
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	30	30
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	50	56
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2039	10	11
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2040	65	58
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	10	10
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	20	20
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	20	20
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	25	27
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	75	78
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	10	10
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	40	40
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	10	10
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	55	55
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	30	32
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	30	30
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	80	79
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	55	54
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	55	59
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	115	125
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	40	32
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	30	32
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	75	80
[3]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	55	59
	New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	25	21
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	75	72
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	70	67
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	100	95
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	30	31
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	135	142
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2046	45	35
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	120	115
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	40	38
8

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	5	5
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	90	90
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	115	117
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	5	5
	New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2047	40	35
	New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2047	10	9
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2047	25	23
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	60	57
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2047	25	25
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	30	30
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	190	199
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	140	149
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	210	224
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	5	4
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	30	26
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	100	102
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	75	79
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2048	10	11
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	65	60
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	150	152
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	40	41
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	20	15
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	130	97
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	60	55
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	160	147
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	175	161
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	80	74
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	100	104
[3]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	150	157
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2050	80	85
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2051	30	22
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	120	110
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	110	101
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	150	156
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	95	87
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	15	16
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	70	73
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	105	111
	New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/2053	125	120
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2054	25	23
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	80	84
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	125	132
[3]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	100	104
[3]	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	250	266
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	1,200	1,200
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.850%	12/1/2025	650	650
	New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	12/15/2025	125	125
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2026	25	25
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	55	57
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2027	115	119
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2028	60	64
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	130	135
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	75	81
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	35	37
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2029	50	52
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	105	117
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2030	160	166
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	110	114
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2031	50	53
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	100	103
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2032	100	113
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2033	50	53
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2034	90	94
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	50	57
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2034	20	21
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2035	50	52
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	155	160
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	95	100
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	115	130
9

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2035	10	10
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	135	136
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	255	267
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	50	51
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	60	67
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	80	84
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2037	80	89
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	375	378
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2038	105	116
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2039	25	23
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	15	14
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2044	15	14
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2045	90	85
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/2049	40	30
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2027	130	130
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	15	16
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	40	43
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2028	55	55
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2029	40	42
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2030	70	70
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	95	100
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2031	65	69
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2032	100	106
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.250%	7/15/2033	90	90
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	75	79
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2033	110	110
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	315	316
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	55	58
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2034	50	53
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	155	163
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2035	160	160
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2035	50	53
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2036	90	90
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2036	125	131
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2036	5	5
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	15	16
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2037	10	10
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2038	50	50
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	135	135
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	115	111
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	150	154
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	50	51
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	190	191
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	130	122
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	130	122
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	200	204
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	100	103
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2046	55	51
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	120	103
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	100	87
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2029	250	272
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2040	40	45
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2041	65	72
New York City Transitional Finance Authority Building Aid Intergovernmental Agreement Revenue	5.000%	7/15/2042	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2026	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2026	95	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	55	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2026	110	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2027	115	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2027	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	60	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	60	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	170	178
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	30	31
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2027	15	16
10

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2028	55	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	70	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	65	68
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	105	112
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	60	64
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	100	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	115	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2028	70	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2029	45	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2029	85	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	75	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	75	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	105	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	30	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	80	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2029	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2030	55	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2030	115	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2030	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2030	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2030	125	125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2030	65	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	75	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2031	40	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2031	40	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2031	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2031	90	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	20	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	100	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2031	130	147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	85	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2032	45	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	95	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	65	74
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2032	30	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	90	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2032	65	67
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	30	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	70	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	105	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2032	20	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2033	80	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	70	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2033	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2033	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	60	67
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	35	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	20	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	25	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	85	98
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	55	64
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2033	30	35
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2034	65	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2034	20	22
11

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	170	191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	210	245
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2034	35	41
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2035	20	19
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2035	40	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	115	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2035	100	117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2035	110	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	30	31
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2035	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	200	214
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	125	135
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	25	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	30	34
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2035	115	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2035	30	34
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	100	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2036	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	100	116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	70	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	60	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	100	115
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	125	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2037	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	130	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	80	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	60	68
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2037	75	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2037	25	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	30	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	40	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	135	149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2038	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	120	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	75	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/2038	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	60	60
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	65	65
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	35	38
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	65	73
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	80	90
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	150	166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	50	56
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	90	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	10	9
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	75	81
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	105	116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	105	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	5	5
12

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	60	66
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	155	171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	40	45
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	105	118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	150	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	35	35
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2039	85	92
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2039	35	31
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	11/1/2039	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	75	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	30	34
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	190	208
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2040	55	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2040	20	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	100	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	80	88
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	95	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2040	75	85
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	75	82
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	175	193
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	70	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2041	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2041	30	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	150	164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	140	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	120	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	85	83
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	60	64
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	70	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	20	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	80	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	45	44
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	115	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	40	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	20	19
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	60	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	130	137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/2043	45	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	30	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	100	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2043	15	16
13

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2043	125	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	125	131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	140	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	80	77
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	45	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	185	196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	30	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	60	64
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	50	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	80	75
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	15	14
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	150	158
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	100	106
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.375%	8/1/2045	55	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	100	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	70	73
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	115	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2046	125	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2046	25	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	185	192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	45	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	135	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	100	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	190	196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	115	120
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	75	78
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2048	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2048	25	19
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	110	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	150	156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	105	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	90	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.500%	8/1/2048	100	69
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2048	70	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	130	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	130	137
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2049	125	116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2049	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2049	125	130
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	40	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2050	60	65
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2050	30	22
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	55	41
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	25	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	125	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	95	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	100	91
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	90	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2051	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.125%	5/1/2052	40	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	45	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	125	131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	70	64
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.375%	5/1/2053	65	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2053	115	125
14

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2053	280	290
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	55	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	300	317
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	3.625%	2/1/2042	95	88
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2030	210	210
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2032	10	10
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2035	15	10
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2036	55	36
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2037	5	3
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2038	105	61
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2040	35	35
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2044	25	10
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	115	111
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2045	230	230
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2046	25	25
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2049	240	79
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2051	150	45
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2054	200	51
New York GO	5.000%	3/15/2027	50	52
New York GO	5.000%	3/15/2028	80	85
New York GO	5.000%	3/15/2029	15	16
New York GO	5.000%	3/15/2030	115	128
New York GO	5.000%	3/15/2030	15	17
New York GO	5.000%	3/15/2031	50	57
New York GO	5.000%	3/15/2031	20	23
New York GO	5.000%	3/15/2032	35	40
New York GO	5.000%	3/15/2033	25	29
New York GO	5.000%	3/15/2036	25	29
New York GO	5.000%	3/15/2037	25	29
New York GO	5.000%	3/15/2038	15	17
New York GO	5.000%	3/15/2039	15	17
New York GO	5.000%	3/15/2044	20	22
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	100	77
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	35	30
New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	115	112
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	165	124
New York NY GO	4.000%	8/1/2026	80	81
New York NY GO	5.000%	8/1/2026	20	20
New York NY GO	5.000%	8/1/2026	30	30
New York NY GO	5.000%	8/1/2026	90	91
New York NY GO	5.000%	8/1/2026	5	5
New York NY GO	5.000%	8/1/2026	200	203
New York NY GO	5.000%	8/1/2026	25	25
New York NY GO	5.000%	8/1/2026	145	147
New York NY GO	5.000%	8/1/2026	40	41
New York NY GO	5.000%	8/1/2026	160	163
New York NY GO	5.000%	10/1/2026	115	117
New York NY GO	5.000%	10/1/2026	75	76
New York NY GO	5.000%	2/1/2027	25	26
New York NY GO	5.000%	3/1/2027	40	41
New York NY GO	5.000%	8/1/2027	135	140
New York NY GO	5.000%	8/1/2027	50	51
New York NY GO	5.000%	8/1/2027	75	78
New York NY GO	5.000%	8/1/2027	75	78
New York NY GO	5.000%	8/1/2027	35	36
New York NY GO	5.000%	8/1/2027	25	26
New York NY GO	5.000%	8/1/2027	15	16
New York NY GO	5.000%	8/1/2027	10	10
New York NY GO	5.000%	9/1/2027	80	83
New York NY GO	5.000%	10/1/2027	75	78
New York NY GO	5.000%	8/1/2028	15	15
New York NY GO	5.000%	8/1/2028	85	88
New York NY GO	5.000%	8/1/2028	10	11
New York NY GO	5.000%	8/1/2028	95	101
New York NY GO	5.000%	8/1/2028	70	74
New York NY GO	5.000%	8/1/2028	20	21
New York NY GO	5.000%	8/1/2028	35	37
New York NY GO	5.000%	8/1/2028	65	69
New York NY GO	5.000%	9/1/2028	35	37
New York NY GO	5.000%	9/1/2028	125	133
15

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York NY GO	5.000%	2/1/2029	10	11
New York NY GO	5.000%	3/1/2029	15	16
New York NY GO	5.000%	4/1/2029	30	32
New York NY GO	3.000%	8/1/2029	80	80
New York NY GO	5.000%	8/1/2029	130	132
New York NY GO	5.000%	8/1/2029	15	16
New York NY GO	5.000%	8/1/2029	55	59
New York NY GO	5.000%	8/1/2029	20	21
New York NY GO	5.000%	8/1/2029	110	119
New York NY GO	5.000%	8/1/2029	35	38
New York NY GO	5.000%	8/1/2029	30	32
New York NY GO	5.000%	9/1/2029	40	43
New York NY GO	5.000%	10/1/2029	10	11
New York NY GO	5.000%	11/1/2029	55	60
New York NY GO	5.000%	12/1/2029	15	15
New York NY GO	5.000%	4/1/2030	70	76
New York NY GO	5.000%	4/1/2030	55	60
New York NY GO	5.000%	8/1/2030	35	35
New York NY GO	5.000%	8/1/2030	25	26
New York NY GO	5.000%	8/1/2030	60	66
New York NY GO	5.000%	8/1/2030	40	44
New York NY GO	5.000%	8/1/2030	35	38
New York NY GO	5.000%	8/1/2030	30	33
New York NY GO	5.000%	8/1/2030	50	53
New York NY GO	5.000%	8/1/2030	90	99
New York NY GO	5.000%	8/1/2030	25	27
New York NY GO	5.000%	9/1/2030	25	28
New York NY GO	5.250%	10/1/2030	155	162
New York NY GO	5.000%	8/1/2031	50	50
New York NY GO	5.000%	8/1/2031	75	78
New York NY GO	5.000%	8/1/2031	30	34
New York NY GO	5.000%	8/1/2031	15	17
New York NY GO	5.000%	8/1/2031	60	66
New York NY GO	5.000%	8/1/2031	15	17
New York NY GO	5.000%	8/1/2031	45	50
New York NY GO	5.000%	8/1/2031	135	137
New York NY GO	5.000%	8/1/2031	100	112
New York NY GO	5.000%	8/1/2031	200	224
New York NY GO	5.000%	10/1/2031	25	28
New York NY GO	5.000%	4/1/2032	30	33
New York NY GO	5.000%	5/1/2032	40	45
New York NY GO	5.000%	8/1/2032	75	82
New York NY GO	5.000%	8/1/2032	30	34
New York NY GO	5.000%	8/1/2032	30	34
New York NY GO	5.000%	8/1/2032	50	57
New York NY GO	5.000%	8/1/2032	50	57
New York NY GO	5.000%	10/1/2032	70	79
New York NY GO	5.000%	11/1/2032	50	55
New York NY GO	5.000%	3/1/2033	50	57
New York NY GO	5.000%	8/1/2033	25	25
New York NY GO	5.000%	8/1/2033	125	137
New York NY GO	5.000%	8/1/2033	65	74
New York NY GO	5.000%	8/1/2033	20	23
New York NY GO	5.000%	8/1/2033	30	34
New York NY GO	5.000%	9/1/2033	40	45
New York NY GO	5.000%	2/1/2034	85	98
New York NY GO	5.000%	4/1/2034	115	132
New York NY GO	5.000%	4/1/2034	85	97
New York NY GO	3.000%	8/1/2034	30	30
New York NY GO	4.000%	8/1/2034	60	61
New York NY GO	5.000%	8/1/2034	30	32
New York NY GO	5.000%	8/1/2034	50	58
New York NY GO	5.000%	8/1/2034	50	58
New York NY GO	3.000%	10/1/2034	150	148
New York NY GO	5.000%	10/1/2034	80	86
New York NY GO	5.000%	12/1/2034	55	58
New York NY GO	5.000%	2/1/2035	25	29
New York NY GO	5.000%	3/1/2035	25	29
New York NY GO	5.000%	4/1/2035	25	28
New York NY GO	5.000%	4/1/2035	20	22
16

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	5.000%	8/1/2035	60	65
	New York NY GO	5.000%	8/1/2035	35	37
	New York NY GO	5.000%	8/1/2035	50	57
	New York NY GO	5.000%	8/1/2035	20	23
	New York NY GO	5.000%	8/1/2035	10	11
	New York NY GO	5.000%	8/1/2035	15	17
	New York NY GO	5.000%	10/1/2035	35	39
	New York NY GO	5.000%	3/1/2036	10	11
[4]	New York NY GO	5.000%	3/1/2036	60	68
	New York NY GO	5.000%	8/1/2036	115	129
	New York NY GO	5.000%	8/1/2036	60	67
	New York NY GO	5.000%	8/1/2036	10	11
	New York NY GO	5.000%	10/1/2036	10	10
	New York NY GO	5.000%	10/1/2036	210	243
	New York NY GO	4.000%	12/1/2036	15	15
	New York NY GO	5.000%	2/1/2037	10	11
	New York NY GO	5.000%	3/1/2037	10	11
	New York NY GO	4.000%	8/1/2037	50	51
	New York NY GO	5.000%	8/1/2037	50	51
	New York NY GO	5.000%	8/1/2037	70	79
	New York NY GO	5.000%	8/1/2037	15	17
	New York NY GO	5.000%	9/1/2037	50	57
	New York NY GO	5.000%	10/1/2037	85	94
	New York NY GO	5.000%	12/1/2037	75	76
	New York NY GO	4.000%	3/1/2038	5	5
	New York NY GO	5.000%	3/1/2038	25	28
	New York NY GO	3.375%	4/1/2038	25	24
	New York NY GO	5.000%	4/1/2038	65	72
	New York NY GO	5.000%	8/1/2038	75	83
	New York NY GO	5.000%	8/1/2038	45	50
	New York NY GO	5.000%	8/1/2038	50	56
	New York NY GO	5.000%	8/1/2038	10	11
	New York NY GO	5.000%	9/1/2038	30	34
	New York NY GO	5.000%	10/1/2038	160	164
	New York NY GO	5.000%	10/1/2038	230	243
	New York NY GO	5.000%	3/1/2039	115	123
	New York NY GO	5.000%	3/1/2039	15	17
	New York NY GO	5.000%	4/1/2039	75	83
	New York NY GO	4.000%	8/1/2039	10	10
	New York NY GO	5.000%	9/1/2039	20	22
	New York NY GO	4.000%	10/1/2039	25	25
	New York NY GO	4.000%	3/1/2040	65	65
	New York NY GO	5.000%	3/1/2040	35	37
	New York NY GO	5.000%	4/1/2040	10	11
	New York NY GO	5.000%	8/1/2040	50	56
	New York NY GO	4.000%	10/1/2040	25	25
	New York NY GO	5.250%	10/1/2040	55	60
	New York NY GO	4.000%	3/1/2041	125	124
	New York NY GO	4.000%	8/1/2041	10	10
	New York NY GO	5.000%	9/1/2041	145	155
	New York NY GO	5.250%	9/1/2041	5	5
	New York NY GO	3.000%	10/1/2041	25	21
	New York NY GO	5.000%	10/1/2041	225	246
	New York NY GO	4.000%	3/1/2042	10	10
	New York NY GO	5.000%	3/1/2042	10	10
	New York NY GO	5.000%	8/1/2042	50	52
	New York NY GO	5.000%	8/1/2042	50	54
	New York NY GO	5.000%	9/1/2042	80	85
	New York NY GO	5.000%	9/1/2042	75	81
	New York NY GO	3.250%	10/1/2042	50	43
	New York NY GO	4.000%	12/1/2042	115	112
	New York NY GO	5.000%	3/1/2043	100	103
	New York NY GO	5.000%	4/1/2043	45	46
	New York NY GO	5.000%	4/1/2043	15	16
	New York NY GO	5.000%	10/1/2043	145	150
	New York NY GO	5.250%	10/1/2043	125	134
	New York NY GO	5.000%	3/1/2044	75	79
	New York NY GO	4.000%	8/1/2044	115	108
	New York NY GO	5.000%	8/1/2044	30	32
	New York NY GO	5.000%	9/1/2044	85	90
17

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York NY GO	3.000%	10/1/2044	35	28
	New York NY GO	5.000%	12/1/2044	45	46
	New York NY GO	3.000%	3/1/2045	50	39
	New York NY GO	3.625%	3/1/2045	10	9
	New York NY GO	4.000%	4/1/2045	40	38
	New York NY GO	5.000%	4/1/2045	75	76
	New York NY GO	5.500%	5/1/2045	40	43
	New York NY GO	5.000%	8/1/2045	115	121
	New York NY GO	4.000%	3/1/2046	40	38
	New York NY GO	3.500%	4/1/2046	55	48
	New York NY GO	4.000%	9/1/2046	160	150
	New York NY GO	4.000%	3/1/2047	70	65
	New York NY GO	5.250%	3/1/2047	25	26
	New York NY GO	5.250%	4/1/2047	20	21
	New York NY GO	5.000%	8/1/2047	95	97
	New York NY GO	5.000%	9/1/2047	95	99
	New York NY GO	5.250%	10/1/2047	50	52
	New York NY GO	5.250%	10/1/2047	300	320
	New York NY GO	5.250%	3/1/2048	60	63
	New York NY GO	5.000%	8/1/2048	100	103
	New York NY GO	5.000%	8/1/2048	100	104
	New York NY GO	5.000%	10/1/2048	30	31
	New York NY GO	5.250%	2/1/2050	95	100
	New York NY GO	4.000%	3/1/2050	175	160
	New York NY GO	4.000%	4/1/2050	40	37
	New York NY GO	5.000%	4/1/2050	200	206
	New York NY GO	4.000%	8/1/2050	55	50
	New York NY GO	5.500%	8/1/2050	130	140
	New York NY GO	5.250%	9/1/2050	15	16
	New York NY GO	3.000%	3/1/2051	15	11
	New York NY GO	5.000%	8/1/2051	145	149
	New York NY GO	5.250%	10/1/2051	70	74
	New York NY GO	5.250%	3/1/2053	175	183
	New York NY GO	4.125%	8/1/2053	145	135
	New York NY GO	5.000%	8/1/2053	200	206
	New York NY GO	5.250%	8/1/2053	90	95
	New York NY GO	4.125%	3/1/2054	45	42
	New York NY GO	5.250%	4/1/2054	255	266
	New York NY GO	5.250%	10/1/2055	25	26
	New York NY GO VRDO	2.850%	12/1/2025	500	500
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2030	245	277
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2031	50	57
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2031	75	86
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2032	20	23
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2032	105	122
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2033	20	24
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2033	30	35
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2034	40	48
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2035	5	6
[1]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2036	5	6
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2037	5	6
[1]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/2040	55	63
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2041	5	6
[1]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/2041	5	6
	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/2042	5	5
[1]	New York Power Authority Electric Power & Light Revenue	5.250%	11/15/2042	10	11
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	135	129
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	390	361
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	175	160
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	105	78
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	185	167
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	35	37
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2027	45	47
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2028	205	221
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2029	40	44
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2030	45	51
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2031	35	40
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/2035	30	34
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2036	60	62
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2037	10	10
18

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2038	20	20
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2039	30	31
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2040	50	51
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	130	122
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.125%	11/15/2058	75	79
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	90	81
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2046	130	125
	New York State Bridge Authority Highway Revenue	4.000%	1/1/2051	75	69
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	30	31
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	40	42
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	30	31
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2027	75	78
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	75	80
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	90	96
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2028	200	214
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	50	52
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	50	51
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	10	11
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	25	27
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	60	61
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	20	22
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	100	111
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	30	33
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	95	106
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	65	67
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2031	30	34
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2031	55	63
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2032	25	29
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2032	180	209
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	65	66
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	165	171
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2033	110	119
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2033	170	200
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	25	25
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	45	45
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	80	83
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	225	242
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2034	60	71
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2034	45	52
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2035	70	71
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	35	38
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2035	5	6
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	55	54
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	30	36
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	40	47
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2036	70	75
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2036	35	41
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	30	35
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2037	170	181
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	45	47
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	150	159
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	20	23
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2038	25	29
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2038	170	177
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2039	25	25
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	60	60
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	115	108
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	110	111
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	60	62
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	70	79
[5]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2040	25	29
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	80	71
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2041	55	55
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	135	136
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	35	38
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2042	40	34
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	10	10
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2042	75	80
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2043	20	19
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2043	50	51
19

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2044	60	57
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	195	183
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	15	15
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2045	50	57
New York State Dormitory Authority College & University Revenue	3.750%	7/1/2046	25	22
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	85	79
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	70	80
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	40	40
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	125	142
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2048	45	40
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2048	25	26
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	120	136
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	130	118
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	75	67
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	165	170
New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	125	127
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2049	30	31
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	65	60
New York State Dormitory Authority College & University Revenue	4.000%	7/1/2050	125	113
New York State Dormitory Authority College & University Revenue	4.250%	7/1/2050	30	28
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2050	20	22
New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	15	15
New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	115	130
New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	560	607
New York State Dormitory Authority College & University Revenue	5.250%	7/1/2055	75	81
New York State Dormitory Authority College & University Revenue	5.500%	5/1/2056	30	31
New York State Dormitory Authority College & University Revenue (New School Project)	3.250%	7/1/2034	155	151
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2041	150	151
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	90	84
New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2046	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2026	75	75
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	65	65
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2026	90	91
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2027	40	41
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2028	60	63
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2028	65	69
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	25	27
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2029	100	108
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	60	66
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	75	77
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2030	10	10
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	50	55
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	35	39
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2030	15	17
New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/2030	25	27
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	30	31
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2031	75	77
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	40	45
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	70	74
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	25	27
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	35	39
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	70	79
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	65	73
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2031	55	62
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	30	31
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	65	68
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	20	22
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	40	44
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	100	114
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	95	108
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	50	57
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2032	25	29
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2033	35	36
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	100	113
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	50	58
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	45	52
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2033	30	35
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2034	50	52
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2034	35	36
20

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	70	80
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	50	51
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	100	117
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2034	75	87
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2035	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2035	145	150
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	70	78
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	30	32
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	40	46
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2035	35	41
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2036	115	115
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	55	56
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	100	103
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/2036	55	54
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	75	80
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	15	17
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	155	178
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	40	44
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	15	18
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2037	40	37
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	70	70
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	25	26
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	75	77
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	35	37
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	180	205
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	15	17
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2038	10	9
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2038	135	138
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2038	35	32
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	80	81
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	30	34
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	130	144
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	80	82
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	40	40
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	20	20
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	65	72
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	190	213
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2039	25	28
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2039	10	10
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	25	25
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	45	46
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	20	21
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	45	47
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	80	89
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	60	67
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	20	20
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2041	55	58
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	15	13
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2041	10	10
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	35	38
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	125	137
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	100	111
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2042	200	204
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2042	90	76
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	5	5
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2042	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	95	103
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	30	31
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	50	51
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	5	5
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	15	14
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2043	20	19
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2043	45	48
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	120	128
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	100	103
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	30	29
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	25	24
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	55	58
21

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2046	60	55
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	65	61
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	70	73
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	165	153
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	160	148
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	80	74
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	100	94
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	30	28
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	45	41
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2048	145	152
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2048	100	106
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2049	10	7
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	195	179
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	25	23
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2049	30	32
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	65	68
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	170	140
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	100	104
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	150	159
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	40	43
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	155	142
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	20	21
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	115	119
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	75	78
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	100	101
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2026	110	111
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	90	93
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/2027	160	165
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2027	105	108
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	80	85
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2028	30	32
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/2029	50	54
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	110	112
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	75	76
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2026	10	10
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/2027	160	167
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2026	50	51
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	65	68
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	10	11
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	60	64
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	9/15/2030	25	28
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	225	235
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	130	139
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	70	78
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2031	25	25
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	75	80
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	35	40
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	25	28
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2032	85	97
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/2032	45	45
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	125	143
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	175	198
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	150	175
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	50	56
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	185	218
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2035	80	91
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	45	50
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2036	15	17
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2037	105	118
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	180	206
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2038	90	101
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	30	33
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	40	46
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	30	34
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2041	60	66
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2043	35	34
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2045	60	63
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/2049	10	9
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2053	195	202
22

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2026	100	102
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	225	235
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	50	52
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	85	89
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	20	21
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2028	40	43
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	140	142
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	45	49
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	105	115
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	55	60
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	70	71
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	35	39
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	30	33
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	30	34
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2031	75	82
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	60	65
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	50	55
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2032	100	115
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2033	115	134
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2033	190	209
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	175	196
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2034	80	88
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2035	185	205
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	70	77
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2028	40	42
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	40	43
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2029	25	27
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	30	33
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	40	45
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/2034	30	33
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	80	82
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	70	71
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	60	61
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	55	55
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2041	30	30
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	75	73
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	135	125
	New York State Dormitory Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	75	55
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2053	40	42
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2029	100	108
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	40	41
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	60	62
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	75	79
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	30	32
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2030	45	48
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	80	81
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	85	90
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	70	75
23

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	70	79
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	85	96
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2031	140	158
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	95	100
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2032	115	122
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	25	25
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	85	90
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	130	134
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	40	42
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	110	127
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2033	50	58
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2034	55	57
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2035	70	83
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	25	26
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	65	68
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	150	156
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	5	6
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	45	47
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	20	23
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	50	57
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	110	114
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	50	52
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	105	119
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	45	46
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	60	62
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	15	15
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	45	50
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	80	89
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	50	56
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	50	51
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	10	10
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	65	67
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	50	55
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	55	60
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	50	55
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	10	10
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	110	113
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	15	15
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	40	41
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	60	65
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	60	65
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	130	134
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	150	161
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2045	5	5
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	25	26
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	50	53
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	150	139
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2046	10	9
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	100	93
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	55	51
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2047	5	5
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2048	190	176
New York State Dormitory Authority Sales Tax Revenue	4.250%	3/15/2048	120	117
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	95	97
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	95	100
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2050	70	73
New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	105	113
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2053	5	5
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	25	26
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	50	52
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	100	104
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	200	209
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2026	165	166
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2027	45	46
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/2028	45	47
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/2026	40	41
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2027	15	15
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/2028	70	74
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2026	55	56
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	30	31
24

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	65	68
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	85	88
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	70	73
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2027	65	68
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	15	16
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	15	16
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2029	80	87
New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/2030	40	44
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	90	100
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	55	60
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2030	110	123
New York State Environmental Facilities Corp. Water Revenue	3.000%	9/15/2030	40	40
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	85	97
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	35	38
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	70	80
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2031	40	42
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	75	78
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	85	98
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	25	27
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2032	40	46
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	110	129
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	50	54
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2033	65	76
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2035	25	25
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2035	50	59
New York State Environmental Facilities Corp. Water Revenue	3.125%	6/15/2036	30	30
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2036	45	51
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2037	80	82
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2037	50	56
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2037	75	84
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2038	30	28
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2038	25	29
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2039	205	233
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/2040	100	92
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2040	65	71
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2041	20	22
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2041	15	15
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	40	41
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	70	72
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2042	15	16
New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/2042	20	22
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2043	50	54
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/2044	130	136
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2046	105	107
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2046	10	11
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2047	5	5
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2047	25	27
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/2049	20	19
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2049	120	128
New York State Environmental Facilities Corp. Water Revenue	3.000%	10/15/2050	30	23
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2051	80	84
New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/2052	100	107
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2053	40	42
New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	300	325
New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Projects)	5.000%	6/15/2031	30	34
New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Projects)	5.000%	6/15/2055	300	321
New York State Housing Finance Agency Income Tax Revenue	5.000%	6/15/2054	75	77
New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.850%	12/1/2025	1,140	1,140
New York State Thruway Authority Highway Revenue	5.000%	1/1/2026	105	105
New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	60	63
New York State Thruway Authority Highway Revenue	5.000%	1/1/2028	80	84
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	15	15
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	40	43
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	150	162
New York State Thruway Authority Highway Revenue	5.000%	1/1/2029	20	22
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	65	71
New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	65	68
25

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	80	88
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2030	15	17
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	55	62
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2031	60	68
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2032	10	11
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2032	105	120
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	175	203
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	80	87
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2033	35	39
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	25	25
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	155	182
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2034	55	60
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2036	25	26
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2036	80	93
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	80	80
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	90	92
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	35	40
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2037	60	64
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	80	80
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	25	25
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	65	74
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	35	35
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	15	15
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2039	150	169
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2039	125	133
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2040	50	50
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2040	30	32
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2041	15	15
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2042	95	95
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2042	30	33
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	5	5
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	125	123
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	90	88
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2044	175	188
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	220	207
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	40	38
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	70	68
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	90	70
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2046	75	72
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	200	200
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	80	77
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	80	77
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	50	38
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2049	50	38
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	140	148
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	15	11
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	305	278
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	55	50
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2051	60	54
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2051	105	105
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	140	101
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	85	61
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	85	77
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/2053	55	50
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2054	75	80
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2056	40	35
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	160	160
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2028	30	32
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2029	20	22
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2030	15	17
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2031	75	84
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2033	100	114
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2035	50	59
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2036	65	73
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	35	39
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2041	30	32
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2044	75	72
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2045	10	11
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2046	115	120
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2049	10	9
26

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2049	170	178
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2050	70	65
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	70	65
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2051	55	57
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2052	60	56
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	150	154
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	10	10
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	100	93
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2056	150	156
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2057	65	60
	New York State Thruway Authority Income Tax Revenue	5.125%	3/15/2057	25	26
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2030	75	83
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2031	70	78
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2032	50	56
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/2035	20	22
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	50	51
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	45	46
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	40	41
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	50	49
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	10	10
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2045	150	143
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	15	14
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/2051	30	22
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	100	92
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2053	50	46
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2054	75	68
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2055	50	45
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	50	45
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2058	15	14
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2030	30	33
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2032	45	49
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/2033	70	77
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.250%	12/1/2042	25	28
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	4.500%	12/1/2050	125	124
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2039	110	117
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2040	55	58
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2041	40	40
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2045	170	176
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2047	30	27
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	35	31
[1]	Oyster Bay NY GO	3.250%	2/1/2027	15	15
[1]	Oyster Bay NY GO	4.000%	3/1/2028	15	16
[1]	Oyster Bay NY GO	5.000%	8/1/2029	70	77
[1]	Oyster Bay NY GO	3.250%	2/1/2030	15	15
[1]	Oyster Bay NY GO	5.000%	8/1/2030	25	28
[1]	Oyster Bay NY GO	5.000%	8/1/2031	25	29
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2026	90	91
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2026	45	46
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2027	20	21
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2027	40	42
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/15/2027	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2028	40	43
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2028	10	11
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2028	60	64
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/2028	25	26
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2029	40	42
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2030	10	11
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2030	55	61
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	30	32
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	60	68
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2031	5	6
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	35	39
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2032	50	58
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2032	95	103
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2032	100	116
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2032	105	122
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2033	85	95
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2033	70	82
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2033	25	26
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2034	140	154
27

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	40	43
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2034	50	59
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2034	185	219
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2034	50	54
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2035	45	53
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	40	43
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2035	10	11
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2035	65	70
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2035	55	56
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	25	26
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2036	55	58
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2036	35	41
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2036	5	5
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2036	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	65	67
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	30	31
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2037	55	64
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2037	55	56
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2037	115	133
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2038	45	46
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2038	160	183
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2038	15	14
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2039	10	11
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	95	97
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	20	20
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2039	50	57
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	5	5
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	130	147
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2039	5	6
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2040	120	135
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	75	76
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	80	81
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	90	100
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2040	145	162
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2040	15	17
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2040	50	57
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2040	70	70
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2041	30	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	25	27
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	5	5
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2041	20	22
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2041	140	155
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/2041	25	25
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2041	30	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2041	25	25
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	5/15/2042	50	52
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	70	76
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	60	66
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2042	100	110
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	50	55
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2042	95	93
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2043	165	179
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2043	50	49
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2044	20	22
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2044	70	73
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2045	35	38
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2045	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2045	10	11
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2046	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2047	10	11
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	55	56
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2047	40	43
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2047	70	71
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2048	195	199
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2049	205	217
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2049	180	191
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	5	5
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	110	116
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/2052	50	53
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2053	90	94
28

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	190	200
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	145	153
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2055	35	38
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2056	20	20
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/2057	80	81
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/2057	75	76
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2061	20	18
	Saratoga County Capital Resource Corp. Miscellaneous Revenue (Wswhe Boces Project)	4.875%	7/1/2044	35	36
[2]	Suffolk County NY GO	4.000%	10/15/2027	15	15
[2]	Suffolk County NY GO	4.000%	2/1/2028	65	67
	Suffolk County NY GO	5.000%	11/1/2029	70	77
	Suffolk County NY GO	5.000%	9/1/2035	100	110
	Suffolk County NY GO	4.000%	9/1/2036	10	10
	Suffolk County NY GO	4.000%	10/15/2037	40	42
	Suffolk County NY GO	4.000%	11/1/2039	60	63
	Suffolk County Water Authority Water Revenue	3.000%	6/1/2032	185	185
	Suffolk County Water Authority Water Revenue	5.000%	6/1/2036	15	16
	Suffolk County Water Authority Water Revenue	4.000%	6/1/2038	25	25
	Suffolk County Water Authority Water Revenue	4.000%	6/1/2040	35	35
	Suffolk County Water Authority Water Revenue	3.125%	6/1/2041	10	9
	Suffolk County Water Authority Water Revenue	4.000%	6/1/2041	145	146
	Suffolk County Water Authority Water Revenue	3.250%	6/1/2042	65	58
	Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	5	4
	Suffolk County Water Authority Water Revenue	3.000%	6/1/2045	45	37
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2028	80	86
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2047	30	30
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	200	211
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2052	20	20
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	120	128
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	40	41
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	5	5
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2026	20	20
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	60	62
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	75	79
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	20	21
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2027	35	37
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2028	5	5
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	320	343
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2028	125	134
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	115	102
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2029	50	45
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	50	50
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	125	129
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	15	16
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	90	99
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2029	5	5
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2030	235	202
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	95	98
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2030	75	84
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2031	10	8
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	125	142
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2031	25	28
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	180	145
	Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/2032	25	20
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	120	124
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	70	81
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	35	40
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	20	21
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2033	40	46
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	10	10
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2034	75	83
	Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2035	70	70
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	5	5
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	10	10
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	110	113
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2035	50	57
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	20	21
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	25	27
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	5	6
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2037	5	5
29

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	175	180
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	30	34
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	75	85
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	65	74
Triborough Bridge & Tunnel Authority Highway Revenue	3.375%	11/15/2038	40	40
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	45	46
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	30	31
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	25	28
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2038	25	29
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2039	25	28
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	20	22
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2040	85	95
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	50	50
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	50	54
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	25	28
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2042	100	99
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	20	20
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	10	10
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	20	21
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	20	22
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	20	22
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	25	26
Triborough Bridge & Tunnel Authority Highway Revenue	3.750%	11/15/2043	75	70
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	90	92
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	65	70
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	115	125
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	100	109
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	15	15
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	50	54
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2045	90	71
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	105	108
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2045	80	85
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2046	55	42
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	70	70
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	25	26
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	20	21
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2047	70	53
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	50	47
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	20	20
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2047	50	52
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2048	25	23
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2048	175	183
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2049	215	222
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2050	20	20
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2050	80	86
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2051	315	324
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2051	105	112
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	150	139
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2053	45	48
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2053	100	109
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	130	120
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	155	143
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2055	170	182
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	70	64
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2056	70	72
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	225	241
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2026	85	87
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	125	130
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2027	80	83
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	120	125
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	135	142
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2027	175	182
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2028	200	212
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	30	32
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2028	180	192
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2029	35	38
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2029	20	22
30

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2030	65	72
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	155	172
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2030	55	62
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	75	85
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2031	35	39
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2031	90	97
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2031	45	51
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2032	90	91
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2033	20	22
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	210	243
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2033	70	82
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2033	10	12
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2034	20	21
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	40	46
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2034	25	29
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2035	50	53
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2035	10	11
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2035	5	6
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2036	45	52
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	20	23
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2036	5	6
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2036	15	18
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2037	20	22
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/2037	70	73
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	45	51
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2037	20	23
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2038	5	5
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2038	25	28
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	155	174
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2038	175	199
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2038	15	17
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2039	85	92
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2039	70	79
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2039	115	130
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	25	28
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2039	25	29
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2040	15	16
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	90	101
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2041	75	82
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2041	55	60
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2042	15	15
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2042	15	15
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2042	80	85
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2042	35	39
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2043	50	49
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	65	68
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	65	70
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	90	94
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2044	55	58
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	60	65
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2045	90	95
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2045	10	11
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	130	121
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	65	61
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2046	110	116
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2046	80	85
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	155	161
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	55	57
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	15	16
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	215	224
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	40	26
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	75	55
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	150	137
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	90	82
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	365	376
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	60	62
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2052	110	102
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2052	115	129
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	230	240
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2054	200	185
31

New York Tax-Exempt Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	210	222
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	245	260
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2056	55	49
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2056	35	35
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.500%	12/1/2056	5	5
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2057	125	128
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2057	70	73
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	225	242
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/2026	15	15
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/2026	40	40
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2035	20	23
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2036	65	74
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2037	20	23
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2037	35	40
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2038	10	11
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2038	50	56
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2039	90	101
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2040	30	33
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2040	100	110
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	20	22
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2042	25	27
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	20	21
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2043	60	65
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	175	187
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	10	11
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2044	40	42
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2046	100	105
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2047	20	21
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	220	206
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2048	130	135
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	210	219
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2052	15	14
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2052	100	106
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2053	30	28
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2053	150	155
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2054	25	23
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	165	172
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	110	100
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2057	130	136
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	250	236
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	295	311
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	25	26
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	170	177
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/2063	305	300
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	220	200
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	440	461
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2038	100	106
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/2039	175	184
	Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	5	5
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2027	50	50
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2027	140	140
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2028	190	192
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2028	50	51
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2029	275	301
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2030	130	138
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2030	65	66
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2031	100	110
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2031	25	27
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2031	80	89
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2032	60	67
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.000%	12/15/2032	25	25
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2032	15	17
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2033	125	126
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2034	5	6
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	110	111
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2034	70	71
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2035	50	50
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2035	5	5
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2036	85	85
	Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/2037	25	25
32

New York Tax-Exempt Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2037	20	20
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	25	28
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	50	52
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	60	67
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	50	57
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	40	41
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2050	50	53
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	9/15/2052	60	63
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/2053	100	105
Westchester County NY GO	5.000%	7/1/2027	120	125
Westchester County NY GO	5.000%	7/1/2028	20	21
Westchester County NY GO	4.000%	7/1/2029	25	26
Westchester County NY GO	5.000%	10/15/2029	15	16
Westchester County NY GO	4.000%	12/1/2029	35	36
Westchester County NY GO	4.000%	12/15/2031	20	21
Westchester County NY GO	2.000%	10/15/2033	50	45
Westchester County NY GO	4.000%	12/15/2033	35	38
Westchester County NY GO	4.000%	12/15/2035	10	11
Westchester County NY GO	4.000%	12/15/2036	10	10
Western Nassau County Water Authority Water Revenue	4.000%	4/1/2046	30	29
Western Nassau County Water Authority Water Revenue	4.000%	4/1/2051	75	69
Total Tax-Exempt Municipal Bonds (Cost $159,675)				162,589
Total Investments (99.9%) (Cost $159,675)				162,589
Other Assets and Liabilities—Net (0.1%)				188
Net Assets (100%)				162,777
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $68, representing 0.0% of net assets.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.
33

New York Tax-Exempt Bond ETF
Statement of Assets and Liabilities
As of November 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $159,675)	162,589
Investment in Vanguard	3
Cash	55
Receivables for Accrued Income	1,658
Total Assets	164,305
Liabilities
Payables for Investment Securities Purchased	1,522
Payables to Vanguard	6
Total Liabilities	1,528
Net Assets	162,777
At November 30, 2025, net assets consisted of:

Paid-in Capital	159,418
Total Distributable Earnings (Loss)	3,359
Net Assets	162,777

Net Assets
Applicable to 1,575,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	162,777
Net Asset Value Per Share	$103.35

See accompanying Notes, which are an integral part of the Financial Statements.
34

New York Tax-Exempt Bond ETF
Statement of Operations

May 20, 2025[1] to November 30, 2025
($000)
Investment Income
Income
Interest	1,743
Total Income	1,743
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1
Management and Administrative	39
Marketing and Distribution	2
Custodian Fees	6
Auditing Fees	32
Shareholders’ Reports	12
Trustees’ Fees and Expenses	—
Professional Services	13
Total Expenses	105
Expenses Paid Indirectly	(3)
Expense Reduction—Note B & Note C	(59)
Net Expenses	43
Net Investment Income	1,700
Realized Net Gain (Loss) on Investment Securities Sold	(10)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	2,914
Net Increase (Decrease) in Net Assets Resulting from Operations	4,604
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
35

New York Tax-Exempt Bond ETF
Statement of Changes in Net Assets

May 20, 2025[1] to November 30, 2025
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,700
Realized Net Gain (Loss)	(10)
Change in Unrealized Appreciation (Depreciation)	2,914
Net Increase (Decrease) in Net Assets Resulting from Operations	4,604
Distributions
Total Distributions	(1,245)
Capital Share Transactions
Issued	159,419
Issued in Lieu of Cash Distributions	—
Redeemed	(1)
Net Increase (Decrease) from Capital Share Transactions	159,418
Total Increase (Decrease)	162,777
Net Assets
Beginning of Period	—
End of Period	162,777
1	Inception.

See accompanying Notes, which are an integral part of the Financial Statements.
36

New York Tax-Exempt Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	May 20, 2025[1] to November 30, 2025
Net Asset Value, Beginning of Period	$100.00
Investment Operations
Net Investment Income[2]	1.975
Net Realized and Unrealized Gain (Loss) on Investments	2.680
Total from Investment Operations	4.655
Distributions
Dividends from Net Investment Income	(1.305)
Distributions from Realized Capital Gains	—
Total Distributions	(1.305)
Net Asset Value, End of Period	$103.35
Total Return	4.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$163
Ratio of Total Expenses to Average Net Assets	0.10%[3,4,5]
Ratio of Net Investment Income to Average Net Assets	3.63%[3]
Portfolio Turnover Rate	6%[6]
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
5	Vanguard and the board of trustees have agreed to temporarily assume certain expenses (representing an annual rate of 0.08% of the fund’s average net assets) to maintain a total expense ratio of 0.09%. The fund will not be required to reimburse Vanguard for these amounts.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
37

New York Tax-Exempt Bond ETF
Notes to Financial Statements
Vanguard New York Tax-Exempt Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchage, Inc.; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the period ended November 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2025, the fund had contributed to Vanguard capital in the amount of $3,000, representing less than 0.01% of the fund’s net assets and less than 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily assume certain expenses to maintain a total annual expense ratio of 0.09%. For the period ended November 30, 2025, the fund’s expenses were reduced by $48,000 (an effective annual rate of 0.08% of the fund’s average net assets).
C.	Pursuant to terms of an agreement with a third-party service provider applicable to newly launched funds, shareholder reporting expenses of $11,000 (0.02%, on an annualized basis, of the fund's average net assets) were contractually reduced during the period.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended November 30, 2025, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of 0.01% of average net assets).
38

New York Tax-Exempt Bond ETF
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2025, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	421
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,946
Capital Loss Carryforwards	(8)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,359
The tax character of distributions paid was as follows:
Period Ended November 30,
2025 Amount ($000)
Tax-Exempt Income	1,245
Ordinary Income*	—
Long-Term Capital Gains	—
Total	1,245
*	Includes short-term capital gains, if any.
As of November 30, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	159,643
Gross Unrealized Appreciation	3,074
Gross Unrealized Depreciation	(128)
Net Unrealized Appreciation (Depreciation)	2,946
G.	During the period ended November 30, 2025, the fund purchased $136,845,000 of investment securities and sold $5,637,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $22,804,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
39

New York Tax-Exempt Bond ETF
H.	Capital shares issued and redeemed were:

May 20, 2025[1] to November 30, 2025
Shares (000)
Issued	1,575
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	1,575
1	Inception.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
At November 30, 2025, one shareholder was the record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
40

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard New York Tax-Free Funds and Shareholders of Vanguard New York Tax-Exempt Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard New York Tax-Exempt Bond ETF (one of the funds constituting Vanguard New York Tax-Free Funds, referred to hereafter as the "Fund") as of November 30, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period May 20, 2025 (inception) through November 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period May 20, 2025 (inception) through November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 23, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
41

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
QV0460 012026
42

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements - New York Tax-Exempt Funds

A majority of independent trustees of the board of Vanguard New York Municipal Money Market Fund, Vanguard New York Long-Term Tax-Exempt Fund and Vanguard New York Tax-Exempt Bond ETF (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: January 23, 2026

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.